UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-07322

                                                               The Integrity Funds

(Exact name of registrant as specified in charter)

Address of Registrant :                            1 Main Street North

                                                               Minot, ND 58703

Name and address of agent for service :    Brenda Sem

                                                               1 Main Street North

                                                               Minot, ND 58703

Registrant’s telephone number, including area code: (701)852-5292

Date of fiscal year end: December 31, 2003

Date of reporting period: December 31, 2003

Item 1. Reports to Stockholders.

Integrity Equity Fund

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Equity Fund (the "Fund") for the year ended December 31, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

My positive perspective on the stock market through the last half of 2003 was validated in the third and fourth quarters.  I am pleased to report that the Integrity Equity Fund was up over 20% for the year.  This result tracked closely with the Large Cap Core Equity category of mutual funds as tracked by Lipper Analytical Services, which was up 24.8% in 2003.

Last year was marked by a return of investor confidence and growth in the U.S. economy.  A steady stream of rate and tax cuts finally jolted the U.S. economy back to life last year.  The third quarter’s 8.2% annualized jump in gross-domestic product growth was its strongest rise in 20 years.  The 2003 earnings of companies in the S&P 500, using generally accepted accounting principles, jumped more than 60% from 2002, according to S&P estimates.  Additionally, as evidenced by the oath required under the Sarbanes-Oxley Act of 2002, senior management of public companies can no longer disavow responsibility for accounting misdeeds.  Very few accounting scandals surfaced this year and investor trust has returned, albeit slowly.

With few straws left to grasp, many bearish pundits have pointed to geopolitical concerns as a threat to long-term stability in the equity capital markets.  Events in the Middle East and loss of American life in the region are truly sad; however, I do not believe that the conflict poses a long-term threat to the economy or the corporate financial recovery.  In my view, stocks prices track corporate financial performance before all else.  For the first time in several years, all economic indicators point to a strong recovery in corporate earnings.

Small capitalization stocks, which typically benefit more quickly and more visibly from an economic recovery, outperformed their larger brethren in the past year.  I believe that trend may be set to change in 2004. In my view, investors will begin to recognize the relative safety and the attractive yields of larger capitalization stocks.  Valuation differentials between large and small cap stocks have compressed and recent dividend tax cuts disproportionately favor investors in larger, more mature companies with strong cash flows and payouts, setting the stage for potential large cap outperformance in upcoming years.  Your ownership in the Integrity Equity Fund positions you to take advantage of this prospective trend in 2004.

While all indicators appear positive going into 2004, I must qualify my optimism in one respect.  The probability of an interest rate increase from the Federal Reserve has risen.  The 10-year Treasury price has come under pressure recently through the second half of 2003.  This data point tends to signal a market beginning to discount a Federal Reserve bias to tightening.  An increase in interest rates would have a dampening effect on the equity markets and a disproportionate negative impact on highly valued growth stocks.  I am positioning the Integrity Equity Fund to reflect this viewpoint and, first and foremost, protect your invested capital.

Another eventuality I foresee in the upcoming year is a trend toward “sector rotation” that will reward investors who are overweight in sectors that have underperformed in 2003.  I have positioned your portfolio to take advantage of this trend by purchasing a number of securities in the energy and health care industries, each of which have strong long-term secular tailwinds.

As the manager of the Integrity Equity Fund, I am focused on investing in equity securities that have industry-leading characteristics and are undervalued relative to the market.  My “bottoms up” approach to investing continues to yield attractive buying opportunities at current values, and I am dedicated to allocating your capital to the companies that I believe will show strength in the years ahead.  Additionally, I will continue to examine the relative attractiveness of a number of industry sectors and selectively allocate capital to those industry groups that have underperformed the market in recent quarters. I believe our strategy of “bottoms up” securities analysis combined with selective sector rotation will optimize returns in the long-term.

Sincerely,

Richard Barone
Chief Executive Officer/Portfolio Manager
Ancora Advisors LLC, Subadvisor to Integrity Mutual

The views expressed are those of Richard Barone and Ancora Advisors, LLC, Sub-Advisor to the Integrity Equity and Income Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Multiple Classes of Shares
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options, which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Average Annual Total Returns

Integrity Equity Fund	For periods ending December 31, 2003
Class N Shares				Since Inception
	1 year	5 year	10 year	(September 7, 1992)
No-Load	23.68%	(1.97%)	6.61%	6.61%

Lipper Mlt-Cap Core Index	For periods ending December 31, 2003
				Since Inception
	1 year	year	10 year	(September 7, 1992)
	31.31%	1.37%	9.73%	10.58%

Integrity Equity Fund	For periods ending December 31, 2003
Class A Shares				Since Inception
	1 year	5 year	10 year	(June 16, 2003)
Without Sales Charge	N/A	N/A	N/A	N/A
With Sales Charge (5.75%)	N/A	N/A	N/A	N/A

Lipper Mlt-Cap Core Index	For periods ending December 31, 2003
Since Inception
	1 year	5 year	10 year	(June 16, 2003)
	N/A	N/A	N/A	N/A

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

Comparative Index Graph (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Equity Fund and the Lipper Mlt-Cap Core Index

Class N Shares
	Integrity Equity Fund Core Index	Lipper Mlt-Cap

09/07/92	$10,000	$10,000
1992	$10,290	$10,971
1993	$10,880	$12,325
1994	$10,930	$12,211
1995	$13,630	$16,144
1996	$16,670	$19,449
1997	$19,400	$24,559
1998	$22,800	$29,149
1999	$30,484	$35,202
2000	$32,049	$34,027
2001	$22,596	$30,366
2002	$16,692	$23,764
2003	$20,645	$31,205

Class A Shares
	Integrity Equity Fund w/o Sales Charge	Integrity Equity Fund w/Max Sales Charge	Lipper Mlt-Cap Core Index

06/16/03	$10,000	$ 9,425	$10,000
2003	$10,927	$10,298	$11,255

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  The remaining Trustees/Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

DISINTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999) and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds listed above, six series of Integrity Managed Portfolios, and the six series in The Integrity Funds.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); and Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003); Trustee, Chairman, President, and Treasurer,  Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc., (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

*The Fund Complex consists of the four funds in the Integrity family of funds listed above, six series of Integrity Managed Portfolios, and the six series in The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ investment adviser and principal underwriter.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (99.2%)
AUTOMATED PROCESSING (2.3%)
Paychex Inc.	8,000	$297,600
		297,600
BANKS (10.1%)
Bank of America	4,000	321,720
Citigroup Inc	5,000	242,700
Sky Financial Group	10,000	259,400
Wells Fargo & Co.	8,000	471,120
		1,294,940
BROADCAST SATELLITE (2.0%)
Clear Channel Communications	5,500	257,565
		257,565
BROADCASTING (1.9%)
*Liberty Media A	20,000	237,800
		237,800
CHEMICALS (5.9%)
DOW Chemical	6,000	249,420
3M Co.	6,000	510,180
		759,600
COMPUTER HARDWARE (10.2%)
Computer Associates International	10,000	273,400
*Dell Inc.	10,000	339,600
Hewlett-Packard	10,000	229,700
IBM	5,000	463,400
		1,306,100
CONSUMER PRODUCTS (1.5%)
Mattel, Inc	10,000	192,700
		192,700
DRUGS & PHARMACEUTICALS (7.3%)
Johnson & Johnson	10,000	516,600
Pfizer Inc.	12,000	423,960
		940,560
ENERGY (5.6%)
Anandarko Petroleum	8,000	408,080
General Electric	10,000	309,800
		717,880
ENGINEERING (2.6%)
*Jacobs Engineering Group	7,000	336,070
		336,070
FINANCIAL (7.2%)
American Express Company	7,000	337,610
Goldman Sachs Group	3,000	296,190
Schwab (Charles) Corp	25,000	296,000
		929,800
HEALTHCARE (5.5%)
*Cardinal Health	7,000	428,120
*Steris Corp.	12,000	271,200
		699,320
HOSPITALS (2.8%)
Health Management Assoc.	15,000	360,000
		360,000
INDUSTRIAL GASES (1.9%)
Teco Energy	16,900	243,529
		243,529
INSURANCE (3.7%)
Marsh & McLennan	10,000	478,900
		478,900
MACHINERY & EQUIPMENT (2.5%)
Pall Corp.	12,000	321,960
		321,960
MEDICAL EQUIPMENT (1.5%)
Medtronic, Inc	4,000	194,440
		194,440
OIL & GAS OPERATIONS (9.4%)
Apache Corp	6,000	486,600
Burlington Resources	7,000	387,660
ConocoPhillips	5,000	327,850
		1,202,110
RETAIL – FOOD (1.5%)
ConAgra Foods	7,000	184,730
		184,730
RETAIL (8.4%)
*AutoZone Inc	5,000	426,050
*Costco Wholesale	10,000	371,800
Lowe's Companies	5,000	276,950
		1,074,800
SOFTWARE & PROGRAMMING (3.2%)
Microsoft Corp.	15,000	413,100
		413,100
TRANSPORTATION (2.2%)
Harley-Davidson	6,000	285,180
		285,180
TOTAL STOCKS (COST: $10,923,864)		$12,728,684

TOTAL INVESTMENTS IN SECURITIES (COST: $10,923,864)		$12,728,684

OTHER ASSETS LESS LIABILITIES		108,888

NET ASSETS		$12,837,572

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and Liabilities   December 31, 2003

ASSETS
Investments in securities, at value (cost: $10,923,864)	$12,728,684
Accrued dividends receivable	13,080
Security sales receivable	113,930
Prepaid expenses	1,911
Receivable for fund shares sold	74,673

Total Assets	$12,932,278

LIABILITIES
Disbursement in excess of demand deposit cash	$75,414
Accrued expenses	19,292

Total Liabilities	$94,706

NET ASSETS	$12,837,572

Net assets are represented by:
Capital stock outstanding	$21,992,765
Accumulated undistributed net realized gain (loss) on investments	(10,960,013)
Unrealized appreciation on investments	1,804,820
Total amount representing net assets applicable to
742,836 outstanding shares of no par common stock
(unlimited shares authorized)	$12,837,572

Net asset value per share	$17.28

Net Assets Consist of:
Class A	$30,810
Class N	$12,806,762
Total Net Assets	$12,837,572

Shares Outstanding:
Class A	1,788
Class N	741,048

Net Asset Value per share:
Class A	$17.23
Class A – offering price (based on sales charge of 5.75%)	$18.28
Class N	$17.28

Statement of Operations  For the year ended December 31, 2003

INVESTMENT INCOME
Interest	$4,978
Dividends	198,496
Total Investment Income	$203,474

EXPENSES
Investment advisory fees	$129,356
12b-1 fees	36
Transfer agent fees	28,375
Accounting service fees	28,180
Administrative service fees	28,660
Custodian fees	4,779
Professional fees	5,347
Trustees fees	1,174
Transfer agent out-of-pockets	462
Reports to shareholders	3,632
Insurance expense	9,805
License, fees, and registrations	10,429
Total Expenses	$250,235
Less expenses waived or absorbed by the Fund’s manager	(63,932)
Total Net Expenses	$186,303

NET INVESTMENT INCOME	$17,171

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(50,704)
Net change in unrealized appreciation (depreciation) of:
Investments	2,760,052
Net Realized and Unrealized Gain (Loss) on Investments	$2,709,348
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,726,519

The accompanying notes are an integral part of these financial statements.

Financial Statements   December 31, 2003

Statement of Changes in Net Assets
For the year ended December 31, 2003, and the year ended December 31, 2002

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$17,171	$35,851
Net realized gain (loss) on investment transactions	(50,704)	(3,487,057)
Net change in unrealized appreciation (depreciation) on investments	2,760,052	(3,082,940)
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,726,519	$(6,534,146)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.02 and $.00, respectively)	$(41)	$0
Class N ($.02 and $.03, respectively)	(17,135)	(36,854)
Distributions from net realized gain on investment transactions:
Class A	0	0
Class N	0	0
Total Dividends and Distributions	$(17,176)	$(36,854)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A	$28,777	$0
Class N	464,235	1,162,012
Proceeds from reinvested dividends:
Class A	27	0
Class N	17,132	36,854
Cost of shares redeemed:
Class A	(3)	0
Class N	(3,992,692)	(7,864,899)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(3,482,524)	$(6,666,033)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$(773,181)	$(13,237,033)

NET ASSETS, BEGINNING OF PERIOD	13,610,753	26,847,786
NET ASSETS, END OF PERIOD	$12,837,572	$13,610,753
Undistributed Net Investment Income (Loss)	$(5)	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Equity Fund (the Fund) is an investment portfolio of The Integrity Funds (the “Trust") registered under the Investment Company Act of 1940 as a diversified, open-end management investment company.  The Fund seeks long term growth of asset value through capital appreciation and dividend income. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment advisor as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

All shares existing prior to June 16, 2003, the commencement date of Class A shares, were classified as Class N shares.  Class N shares are sold without a sales charge. Class A shares are sold with an initial sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Redemption fees – In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	($10,817,810)	$ 1,662,617	($9,155,193)

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2009	7,422,252
2010	3,393,883
2011	1,675

For the year ended December 31, 2003, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004, post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Multiple class allocations – The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.  For the year ended December 31, 2003, distribution fees were the only class-specific expenses.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis.  Investment transactions are accounted for on the trade date for financial reporting purposes.  Realized gains and losses are reported on the identified cost basis.  Distributions to shareholders are recorded by the Fund on the ex-dividend date.  Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts are required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 742,836 and 972,659 shares were outstanding at December 31, 2003, and December 31, 2002, respectively.

Transactions in capital shares were as follows:

Class A Shares		Class N Shares
	For The Period Since Inception (06/16/03) Thru December 31, 2003	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
Shares sold	1,786	30,926	68,400
Shares issued on reinvestment of dividends	2	990	2,634
Shares redeemed	0	(263,527)	(511,790)
Net increase (decrease)	1,788	(231,611)	(440,756)

Note 4.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $93,179 of investment advisory fees after a partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $3,136 at December 31, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class N does not pay an annual distribution fee.  Class A presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  Class A has recognized $36 of distribution plan expenses after a partial waiver for the year ended December 31, 2003.  Class A has a payable to Integrity Funds Distributor, Inc. of $13 at December 31, 2003, for distribution plan expenses.

Integrity Fund Services, Inc. provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $28,375 of transfer agency fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $3,357 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  Integrity Fund Services, Inc. will charge an additional accounting services fee of $500 per month for each additional share class.  The Fund has recognized $28,180 of accounting service fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $3,231 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $28,660 of administrative service fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,793 at December 31, 2003, for administrative service fees.

Note 5.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $6,753,524 and $10,098,330, respectively, for the year ended December 31, 2003.

Note 6.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,923,864. The net unrealized appreciation of investments based on the cost was $1,804,820, which is comprised of $2,087,251 aggregate gross unrealized appreciation and $282,431 aggregate gross unrealized depreciation.

Financial Highlights   December 31, 2003

Selected per share data and ratios for the period indicated

Class A Shares

For The Period Since Inception (06/16/03) to December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$15.79

Income from Investment Operations:
Net investment income (loss)	$.02
Net realized and unrealized gain (loss) on investment transactions	1.44
Total Income (Loss) From Investment Operations	$1.46

Less Distributions:
Dividends from net investment income	$(.02)
Distributions from net realized gains	.00
Total Distributions	$(.02)

NET ASSET VALUE, END OF PERIOD	$17.23

Total Return	17.43%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$31
Ratio of net expenses (after expense assumption) to average net assets	2.06%(B)(C)
Ratio of net investment income to average net assets	0.59%(C)
Portfolio turnover rate	54.81%

(A) Excludes maximum sales charge of 5.75%.

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $48.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 2.75%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights December 31, 2003

Selected per share data and ratios for the period indicated

Class N Shares

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 31, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$13.99	$18.99	$27.01	$26.71	$22.80

Income from Investment Operations:
Net investment income (loss)	$.02	$.03	$(.06)	$(.20)	$(.20)
Net realized and unrealized gain (loss) on investment transactions	3.29	(5.00)	(7.91)	1.59	7.85
Total Income (Loss) From Investment Operations	$3.31	$(4.97)	$(7.97)	$1.39	$7.65

Less Distributions:
Dividends from net investment income	$(.02)	$(.03)	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(.05)	(1.09)	(3.74)
Total Distributions	$(.02)	$(.03)	$(.05)	$(1.09)	$(3.74)

NET ASSET VALUE, END OF PERIOD	$17.28	$13.99	$18.99	$27.01	$26.71

Total Return	23.68%	(26.13%)	(29.49%)	5.12%	33.70%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$12,807	$13,611	$26,848	$40,208	$35,237
Ratio of net expenses (after expense assumption) to average net assets	1.44%(A)	1.35%	1.35%	1.32%	1.37%
Ratio of net investment income to average net assets	0.13%	0.18%	(0.27%)	(0.67%)	(0.77%)
Portfolio turnover rate	54.81%	46.99%	122.91%	144.68%	224.59%

(A) During the period since 12/31/02 indicated above, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $63,884.  In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.04, $.01, $.02, and $.02, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 1.93%, 1.62%, 1.42%, 1.38%, and 1.45%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of the Integrity Equity Fund

We have audited the accompanying statement of assets and liabilities of the Integrity Equity Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the four years in the period ended December 31, 2002, were audited by other auditors whose report dated February 11 , 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Integrity Equity Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Integrity Income Fund

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Income Fund, Inc. (the "Fund") for the year ended December 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

I am pleased to report that the Integrity Income Fund N shares was up over *3.00% for the year. This result tracked closely with the Lehman Brothers Aggregate Bond Index, which was up 4.28% in 2003.

Last year was marked by a return of investor confidence and growth in the U.S. economy. A steady stream of rate and tax cuts finally jolted the U.S. economy back to life last year. The third quarter’s 8.2% annualized jump in gross-domestic product growth was its strongest rise in 20 years. The 2003 earnings of companies in the S&P 500, using generally accepted accounting principles, jumped more than 60% from 2002, according to S&P estimates. Additionally, as evidenced by the oath required under the Sarbanes-Oxley Act of 2002, senior management of public companies can no longer disavow responsibility for accounting misdeeds. Very few accounting scandals surfaced this year and investor trust has returned, albeit slowly.

With all of these positive economic indicators, the probability of an interest rate increase from the Federal Reserve has risen. The 10-year Treasury price has come under pressure recently through the second half of 2003. This data point tends to signal a market beginning to discount a Federal Reserve bias to tightening.

The Integrity Income Fund continues to focus on selecting undervalued, very high quality bonds in the intermediate maturity range. This strategy has left your Fund well positioned in the current environment as yields on short term bonds continue to be low and increasing market risks raise concerns for bonds with longer-term maturities. I will continue to evaluate economic events in the upcoming months and make adjustments to the portfolio accordingly.

*Without Sale Charge

Sincerely,

Richard Barone
Chief Executive Officer/Portfolio Manager
Ancora Advisors LLC, Subadvisor to Integrity Mutual Funds

The views expressed are those of Richard Barone and Ancora Advisors, LLC, Sub-Advisor to the Integrity Equity and Income Funds.   The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (yield and appreciation) earned by the fund on an annual basis.

Depreciation
Decrease in the value of an asset.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Multiple Classes of Shares
Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are “classes” of shares.  Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals.  Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

No-Load
A mutual fund whose shares are sold without a sales charge added to the net asset value.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Average Annual Total Returns

Integrity Income Fund	For periods ending December 31, 2003
Class N Shares				Since Inception
	1 year	5 year	10 year	(September 7, 1992)
No-Load	3.00%	5.17%	6.27%	5.83%

Lehman Intermediate Govt./ Credit Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(September 7, 1992)
	4.30%	6.65%	6.62%	6.68%

Integrity Income Fund	For periods ending December 31, 2003
Class A Shares				Since Inception
	1 year	5 year	10 year	(June 16, 2003)
Without Sales Charge	N/A	N/A	N/A	N/A
With Sales Charge (4.25%)	N/A	N/A	N/A	N/A

Lehman Intermediate Govt./Credit Index	For periods ending December 31, 2003
Since Inception
	1 year	5 year	10 year	(June 16, 2003)
	N/A	N/A	N/A	N/A

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

Comparative Index Graph (insert here)

Comparison of change in value of  a $10,000 investment in the Integrity Income Fund and the Lehman Brothers Intermediate Govt./Corp. Bond Index

Class N Shares				Class A Shares
	The Integrity Income Fund	Lehman Brothers Interm. Govt./Corp. Bond Index		The Integrity Income Fund w/o Sales Charge	The Integrity Income Fund w/Max Sales Charge	Lehman Brothers Interm. Govt./Corp. Bond Index

09/07/92	$10,000	$10,000	06/16/03	$10,000	$ 9,575	$10,000
1992	$10,060	$10,068	2003	$ 9,951	$ 9,529	$10,001
1993	$10,340	$10,952
1994	$ 9,960	$10,740
1995	$12,160	$12,384
1996	$12,540	$12,887
1997	$13,530	$13,901
1998	$14,754	$15,070
1999	$14,502	$15,129
2000	$15,926	$16,657
2001	$17,318	$18,153
2002	$18,434	$19,935
2003	$18,988	$20,792

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends. The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Trustees information

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEES

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  The remaining two Trustees/Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

__________________________

The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The SAI  has additional information about the Fund’s directors and is available at 1(800)601-5593 without charge upon request.

The Interested Directors and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.,), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); and Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc. and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003), Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

__________________________

* The Fund Complex consists of the four funds in the Integrity family of funds, the four series of Integrity Managed Portfolios, and the two series of The Integrity Funds.

** Directors who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund’s Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Coupon Rate	Principal Maturity	Amount	Market Value
INVESTMENT SECURITIES: U.S. GOVERNMENT NOTES (30.8%)
U.S. Treasury Note	6.125%	08/15/07	$35,000	$39,171
U.S. Treasury Note	5.500	02/15/08	40,000	44,100
U.S. Treasury Note	5.625	05/15/08	50,000	55,387
U.S. Treasury Note	4.750	11/15/08	30,000	32,116
U.S. Treasury Note	5.875	02/15/04	25,000	25,145
U.S. Treasury Note	5.875	11/15/05	50,000	53,803
U.S. Treasury Note	5.625	02/15/06	25,000	26,942
U.S. Treasury Note	7.000	07/15/06	30,000	33,603
TOTAL U.S. GOVERNMENT NOTES (COST: $284,987)				$310,267
CORPORATE BONDS (47.9%)
Consumer Goods (13.3%)
Multimedia
Walt Disney Company	5.800	10/27/08	25,000	$26,929
				26,929
Paper
International Paper Company	7.625	08/01/04	25,000	25,802
				25,802
Photography
Eastman Kodak	7.250	06/15/05	30,000	31,457
				31,457
Retail
Sears Roebuck & Company	6.250	01/15/04	25,000	25,025
				25,025
Specialty Chemicals
Eastman Chemical Company	6.375	01/15/04	25,000	25,026
				25,026
Finance (25.1%)
Banking
Citicorp	6.750	08/15/05	30,000	32,361
Morgan JP & Co. Inc. Series A	6.000	01/15/09	25,000	27,301
				59,662
Financial Services
CIT Group, Inc.	3.250	02/15/05	25,000	25,295
CIT Group, Inc.	4.150	02/15/07	25,000	25,464
General Electric Cap Corp	2.850	01/30/06	25,000	25,358
John Deere Capital Corp	6.000	02/15/09	25,000	27,631
Lehman Brothers Holdings, Inc.	8.500	08/01/15	45,000	55,666
Merrill Lynch & Company, Inc.	6.250	10/15/08	30,000	33,156
				192,570
Services (9.5%)
Industrial
General Motors Corporation	6.250	05/01/05	25,000	26,133
IBM	5.375	02/01/09	25,000	26,960
				53,093
Telecommunications
AT&T Capital Corp	6.600	05/15/05	20,000	21,039
Pacific Bell	6.250	03/01/05	20,000	21,008
				42,047
	TOTAL CORPORATE BONDS (COST: $455,057)			$481,611
MUTUAL FUNDS (9.9%)
John Hancock Income Securities Trust			2,000	$30,780
Morgan Stanley Government Income Trust			4,000	36,120
Putnam Premier Income Trust			5,000	32,950
	TOTAL MUTUAL FUNDS (COST: $96,844)			$99,850
PREFERRED STOCK (2.5%) Banks (2.5%)
Keycorp Capital V			1,000	$24,720
	TOTAL PREFERRED STOCK (COST: $22,585)			$24,720
TOTAL INVESTMENTS IN SECURITIES (COST: $859,473)				$916,448
OTHER ASSETS LESS LIABILITIES				89,367
NET ASSETS				$1,005,815

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and Liabilities  December 31, 2003

ASSETS
Investments in securities, at value (cost: $859,473)	$916,448
Cash	78,102
Accrued dividends receivable	735
Accrued interest receivable	13,943
Receivable due from manager	9,376
Receivable for fund shares sold	37
Prepaid expenses	4,761

Total Assets	$1,023,402

LIABILITIES
Dividends payable	$3,977
Accrued expenses	13,610

Total Liabilities	$17,587

NET ASSETS	$1,005,815

Net assets are represented by:
Capital stock outstanding	$968,863
Accumulated undistributed net realized gain (loss) on investments	(20,023)
Unrealized appreciation on investments	56,975
Total amount representing net assets applicable to
71,015 outstanding shares of no par common stock (unlimited
shares authorized)	$1,005,815

Net asset value per share	$14.16

Net Assets Consist of:
Class A	$91,141
Class N	$914,674
Total Net Assets	$1,005,815

Shares Outstanding:
Class A	6,436
Class N	64,579

Net Asset Value per share:
Class A	$14.16
Class A – offering price (based on sales charge of 4.25%)	$14.79
Class N	$14.16

Statement of Operations For the year ended December 31, 2003

INVESTMENT INCOME
Interest	$49,520
Dividends	3,320
Total Investment Income	$52,840

EXPENSES
Investment advisory fees	$11,149
12b-1 fees	20
Administrative service fees	12,800
Transfer agent fees	13,658
Accounting service fees	17,242
Custodian fees	5,569
Professional fees	2,634
Trustees fees	163
Transfer agent out-of-pockets	499
Reports to shareholders	529
Insurance expense	667
License, fees, and registrations	6,321
Total Expenses	$71,251
Less expenses waived or absorbed by the Fund’s manager	(59,166)
Total Net Expenses	$12,085

NET INVESTMENT INCOME	$40,755

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$1,017
Net change in unrealized appreciation (depreciation) of:
Investments	(9,095)
Net Realized and Unrealized Gain (Loss) on Investments	$(8,078)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$32,677

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets
For the year ended December 31, 2003, and the year ended December 31, 2002

		For The Year Ended December 31, 2003		For The Year Ended December 31, 2002
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income		$40,755		$51,538
Net realized gain (loss) on investment transactions		1,017		(17,675)
Net change in unrealized appreciation (depreciation) on investments		(9,095)		33,531
Net Increase (Decrease) in Net Assets Resulting From Operations		$32,677		$67,394

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income:
Class A ($.24 and $.00, respectively)		$(327)		$0
Class N ($.51 and $.68, respectively)		(40,428)		(51,979)
Distributions from net realized gain on investment transactions:
Class A		0		0
Class N		0		0
Total Dividends and Distributions		$(40,755)		$(51,979)

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares:
Class A		$91,000		$0
Class N		125,605		175,135
Proceeds from reinvested dividends:
Class A		13		0
Class N		36,730		51,959
Cost of shares redeemed:
Class A	0		0
Class N	(403,962)		(133,239)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions		$(150,614)		$93,855

TOTAL INCREASE (DECREASE) IN NET ASSETS		$(158,692)		$109,270
NET ASSETS, BEGINNING OF PERIOD		1,164,507		1,055,237
NET ASSETS, END OF PERIOD		$1,005,815		$1,164,507
Undistributed Net Investment Income (Loss)		$0		$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Income Fund (the Fund) is an investment portfolio of The Integrity Funds (the “Trust") registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company.  The Fund seeks to earn a high level of current income while permitting investors a degree of safety in principal. From its inception September 7, 1992 until February 9, 1998, The Integrity Funds were organized by the investment adviser as a Collective Investment Trust under New York Law and the regulations of the U.S. Comptroller of the Currency, participation in which was limited to qualified individual accounts such as IRAs and retirement and pension trusts.  On February 9, 1998, the Collective Investment Trust reorganized as a Delaware business trust.  In connection with this reorganization, the name of the trust was changed from “Canandaigua National Collective Investment Fund for Qualified Trusts” to “The Canandaigua Funds.”  On March 3, 2003, the trust was renamed “The Integrity Funds”.

All shares existing prior to June 16, 2003, the commencement date of Class A shares, were classified as Class N shares.  Class N shares are sold without a sales charge. Class A shares are sold with an initial sales charge of 4.25% and a distribution fee of up to 0.25% on an annual basis.  The two classes of shares represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class expenses, and have exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System. All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	$ (20,023)	$ 56,975	$ 36,952

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	1,213
2009	0
2010	18,665
2011	0

For the year ended December 31, 2003, the Fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004, post October capital losses, post October currency losses and post October passive foreign investment company losses of $145.

Multiple class allocations - The Fund simultaneously uses the settled shares method to allocate income and fund wide expenses and uses the relative net assets method to allocate gains and losses.  Class-specific expenses, distribution fees, and any other items that are specifically attributable to a particular class are charged directly to such class.  For the year ended December 31, 2003, distribution fees were the only class-specific expenses.

Distributions to shareholders - Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the last income dividend of the calendar year.  Net investment income, other than distribution fees, are allocated daily to each class of shares based upon the relative value of the shares of each class.

Premiums and discounts - Premiums and discounts on debt securities are amortized for financial reporting purposes.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

Futures contracts - The Fund may purchase and sell financial futures contracts to hedge against changes in the values of tax-exempt municipal securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index or a certain amount of U.S. Government or municipal securities at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the Fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for Federal income tax purposes.

Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Schedule of Investments.  The Statement of Assets and Liabilities reflects a receivable or payable for the daily mark to market for variation margin.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 71,015 and 81,668 shares were outstanding at December 31, 2003, and December 31, 2002, respectively.

Transactions in capital shares were as follows:

Class A Shares		Class N Shares
	For The Period Since Inception (06/16/03) thru December 31, 2003	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002
Shares sold	6,435	8,801	12,432
Shares issued on reinvestment of dividends	1	2,581	3,701
Shares redeemed	0	(28,471)	(9,513)
Net increase (decrease)	6,436	(17,089)	6,620

Note 4.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $679 of investment advisory fees after a partial waiver for the year ended December 31, 2003.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  Class N does not pay an annual distribution fee.  Class A presently pays an annual distribution fee of up to 0.25% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $20 of distribution fees after a partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Funds Distributor, Inc. of $17 at December 31, 2003, for distribution fees.

Integrity Fund Services, Inc. provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $12,500 of transfer agency fees after a partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,667 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $12,755 of accounting service fees after partial waiver for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,711 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative service agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $12,500 of administrative service fees for the year ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,667 at December 31, 2003, for administrative service fees.

Note 5.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $311,745 and $282,487, respectively, for the year ended December 31, 2003.

Note 6.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $859,473. The net unrealized appreciation of investments based on the cost was $56,975, which is comprised of $56,975 aggregate gross unrealized appreciation and $0 aggregate gross unrealized depreciation.

Financial Highlights

Selected per share data and ratios for the period indicated

Class A Shares

For the Period Since Inception (June 16, 2003) thru December 31, 2003
NET ASSET VALUE, BEGINNING OF PERIOD	$14.47

Income from Investment Operations:
Net investment income	$.24
Net realized and unrealized gain (loss) on investment transactions	(.31)
Total Income (Loss) From Investment Operations	$(.07)

Less Distributions:
Dividends from net investment income	$(.24)
Distributions from net realized gains	.00
Total Distributions	$(.24)

NET ASSET VALUE, END OF PERIOD	$14.16

Total Return	(0.91)%(A)(C)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$91
Ratio of net expenses (after expense assumption) to average net assets	1.65%(B)(C)
Ratio of net investment income to average net assets	3.90%(C)
Portfolio turnover rate	30.03%

(A) Excludes maximum sales charge of 4.25%

(B) During the periods indicated above, Integrity Mutual Funds, Inc. assumed/waived expenses of $903.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 12.43%.

(C) Ratio is annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

Financial Highlights
Selected per share data and ratios for the period indicated

Class N Shares

	For The Year Ended December 31, 2003	For The Year Ended December 31, 2002	For The Year Ended December 31, 2001	For The Year Ended December 31, 2000	For The Year Ended December 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$14.26	$14.06	$13.67	$13.16	$14.14

Income from Investment Operations:
Net investment income	$.51	$.68	$.76	$.76	$.74
Net realized and unrealized gain (loss) on investment transactions	(.10)	.20	.41	.49	(.98)
Total Income (Loss) From Investment Operations	$.41	$.88	$1.17	$1.25	$(.24)

Less Distributions:
Dividends from net investment income	$(.51)	$(.68)	$(.78)	$(.74)	$(.74)
Distributions from net realized gains	.00	.00	.00	.00	.00
Total Distributions	$(.51)	$(.68)	$(.78)	$(.74)	$(.74)

NET ASSET VALUE, END OF PERIOD	$14.16	$14.26	$14.06	$13.67	$13.16

Total Return	3.00%	6.45%	8.71%	9.82%	(1.71%)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$915	$1,165	$1,055	$1,160	$1,093
Ratio of net expenses (after expense assumption) to average net assets	1.08%(A)	0.50%	0.42%	0.45%	0.38%
Ratio of net investment income to average net assets	3.64%	4.79%	5.46%	5.68%	5.41%
Portfolio turnover rate	30.03%	3.37%	15.11%	12.15%	4.67%

(A) During the periods since 12/31/02 indicated above, Integrity Mutual Funds, Inc./Canandaigua Bank assumed/waived expenses of $58,263.  In prior years starting with December 31, 2002, Canandaigua Bank assumed/waived certain administrative expenses of the Fund, other than primarily custodial and audit fees, resulting in per share savings to the Fund of $.80, $.56, $.65, and $.70, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 6.33%, 6.20%, 5.45%, 5.34%, and 5.51%, respectively.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of The Integrity Income Fund

We have audited the accompanying statement of assets and liabilities of the Integrity Income Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended December 31, 2002, and the financial highlights for each of the four years in the period ended December 31, 2002, were audited by other auditors whose report dated February 11, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Integrity Income Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the year then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Integrity Value Fund

 Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Value Fund (the "Fund") for the nine months ended December 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

As stated in our last report to you, we have long felt that an important stock market bottom was made in the last half of 2002, and that the future would bring a sharply upward moving market. We may get more tax cuts and interest rates are likely to remain low for some time, fueling demand from the baby boomers (and their children as a second wave) in the already strong demographic and cyclical economic picture. Such makes for continued growth in earnings and much higher stock prices. Barring a major catastrophe, the upward thrust is likely to continue for several years to come.

We manage the Fund using our quantitative intelligent expert system for stock selection. Our system analyzes over 8,000 stocks employing technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to find attractive “value oriented” issues; picking financially strong stocks from the bottom up that are likely to outperform, and weeding out those that are financially weak and likely to under perform.

Since taking over the management of the Fund in late September, we significantly restructured the portfolio, increasing exposure to mid-sized companies in favored industries and economic sectors while decreasing exposure to super large capitalization issues and out of favor industries and economic sectors. The portfolio is currently underweighted in utilities, energy and financials, while over weighted in the wireless telecom, technology and healthcare sectors.

The positions we eliminated had about average fundamental, technical and future earnings characteristics with an average forward P/E of 17 and a consensus future earnings growth rate of about 9%. The positions we added to the portfolio have much more favorable characteristics, including a lower average forward P/E of 13 and a significantly higher consensus earnings growth rate of over 25%.

We believe your Value Fund is well positioned with significant exposure to economy sensitive issues that will benefit from what we expect will be a vibrant economic expansion in the years ahead.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

F – Financial	26.4%
S – Services	14.5%
CG - Capital Goods	13.7%
HC – Healthcare	8.3%
T – Technology	8.1%
O – Other	7.4%
CN - Consumer Noncyclical	6.2%
E – Energy	5.8%
CC - Consumer Cyclical	5.5%
CL – Conglomerates	4.1%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$6.82
12-31-2003 NAV	$9.04
Total Net Assets	$10,730,335

Number of issues	49

Average Annual Total Returns

Integrity Value Fund	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(May 26, 1998)
Without Sales Charge	22.49%	(1.20)%	N/A	(1.09)%
With Sales Charge (5.75%)	15.45%	(2.36)%	N/A	(2.13)%

Lipper Large Cap Value Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(May 26, 1998)
	28.00%	1.20%	N/A	2.27%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

TOP TEN HOLDINGS

The Fund’s holdings are subject to change at any time

1.	CATERPILLAR INC.	6.93%
2.	J.P. MORGAN CHASE & CO.	5.94%
3.	GENERAL MOTORS CORP.	5.54%
4.	ALTRIA GROUP, INC.	5.13%
5.	HOVNANIAN ENTERPRISES	4.06%
6.	VIMPEL COMMUNICATIONS	3.43%
7.	ADVANCE AUTO PARTS INC.	3.41%
8.	AT&T CORP.	2.97%
9.	SELECTIVE INSURANCE GROUP	2.93%
10.	SUNCOR ENERGY	2.57%

Comparative Index Graph (insert here)

Comparison of change in value of  a $10,000 investment in the  Integrity Value Fund and the Lipper Large Cap Value Index

	Integrity Value Fund w/o Sales Charge	Integrity Value Fund w/Max Sales Charge	Lipper Large Cap Value Index

05/29/98	$10,000	$9,425	$10,000
12/31/98	$9,990	$9,416	$10,682
12/31/99	$10,468	$9,866	$11,833
12/29/00	$10,237	$9,648	$12,065
12/31/01	$9,165	$8,638	$11,030
12/31/02	$7,677	$7,236	$ 8,860
12/31/03	$9,404	$8,864	$11,340

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Trustees information

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHOT]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEES

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

 MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.   These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  The remaining Trustee/Officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999) and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc. and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

__________________________

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The SAI has additional information about the Fund’s directors and is available at 1(800)601-5593 without charge upon request.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); and Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc. (September 1998 to June 2003); Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

__________________________

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

** Directors who are “interested persons” of the Funds as defined in the Investment Company Act of 1940.  Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Fund’s Investment Adviser and Principal Underwriter.

The SAI has additional information about the Fund’s directors and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (94.8%)

AEROSPACE & MILITARY TECHNOLOGY (1.9%)
United Technologies Corp.	2,200	$208,494
		208,494
AUTOMOTIVE (5.5%)
General Motors	11,123	593,968
		593,968
BANKS (12.6%)
Bank Of America	1,000	80,430
Citigroup Inc.	3,750	182,025
Fleetboston Financial	6,000	261,900
J.P. Morgan Chase & Co.	17,352	637,339
Pnc Bank Corp.	3,400	186,082
		1,347,776
BUILDING MATERIALS (1.2%)
Florida Rock Industries	2,250	123,413
		123,413
CHEMICALS (0.8%)
3m Co.	1,000	85,030
		85,030
COMPUTER HARDWARE (2.7%)
Intel Corp.	4,750	152,950
IBM	1,500	139,020
		291,970
CONGLOMERATES (1.4%)
Dover Corp.	3,750	149,062
		149,062
CONSUMER PRODUCTS (1.1%)
Unilever ADR	3,000	112,800
		112,800
DIVERSIFIED ELECTRONIC (2.1%)
*Agilent Technologies	2,000	58,480
Eaton Corp.	1,500	161,970
		220,450
DRUGS AND PHARMACEUTICALS (7.6%)
Bristol-Myers Squibb	5,000	143,000
Johnson & Johnson	2,000	103,320
Merck & Co.	3,000	138,600
*Nbty Inc.	9,000	241,740
Pfizer Inc.	2,400	84,792
Wyeth	2,500	106,125
		817,577
ENERGY (0.4%)
*Nabors Industries	1,100	45,650
		45,650
ENGINEERING (4.1%)
*Hovnanian Enterprises	5,000	435,300
		435,300
FINANCIAL (1.6%)
Chittenden Corp.	2,000	67,280
Diamonds Trust Series I	280	29,260
Wachovia Corp.	1,600	74,544
		171,084
HEALTHCARE (0.7%)
*Zimmer Holdings	1,100	77,440
		77,440
INSURANCE (12.5%)
Aflac Inc.	4,500	162,810
Allstate Financial	4,250	182,835
Berkley (W.R.)	6,000	209,700
St. Paul Companies	5,500	218,075
Selective Insurance Group	9,700	313,892
Everest Reinsurance Group Ltd.	3,000	253,800
		1,341,112
MACHINERY & EQUIPMENT (6.9%)
Caterpillar Inc.	8,968	744,523
		744,523
OIL AND GAS OPERATIONS (5.4%)
Conocophillips	3,000	196,710
Royal Dutch Petroleum - Ny	2,000	104,780
Suncor Energy	11,000	275,660
		577,150
RETAIL (5.6%)
*Advance Auto Parts	4,500	366,300
*Costco Wholesale	4,000	148,720
Tiffany & Co.	2,000	90,400
		605,420
SEMICONDUCTOR (1.9%)
Texas Instruments	7,000	205,660
		205,660
SOFTWARE AND PROGRAMMING (1.5%)
Microsoft Corp.	6,000	165,240
		165,240
TELECOMMUNICATIONS (10.2%)
AT&T Corp.	15,703	318,771
Nokia Corp ADR	9,000	153,000
*Vimpel Communications ADR	5,000	367,500
*Utstarcom Inc.	7,000	259,490
		1,098,761
TOBACCO (5.1%)
Altria Group	10,116	550,513
		550,513
TRANSPORTATION (1.9%)
Cp Ships Ltd.	7,000	145,390
Union Pacific Corp.	900	62,532
		207,922
TOTAL COMMON STOCKS (COST: $9,114,883)		$10,176,315
SHORT-TERM SECURITIES (5.3%)
Wells Fargo Cash Investment Money Market Fund Service Class		$329,000
Wells Fargo Treasury Plus Money Market Fund		240,916
TOTAL SHORT-TERM SECURITIES (COST: $569,916)		$569,916

TOTAL INVESTMENTS IN SECURITIES (COST: $9,684,799)		$10,746,231
OTHER ASSETS LESS LIABILITIES		(15,896)
NET ASSETS		$10,730,335

ADR – American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and Liabilities   December 31, 2003

ASSETS
Investments in securities, at value (cost: $9,684,799)	$10,746,231
Cash, custodian bank	203
Accrued dividends receivable	19,227
Accrued interest receivable	231
Prepaid expenses	10,548
Receivable for fund shares sold	244

Total Assets	$10,776,684

LIABILITIES
Accrued expenses	$34,569
Payable for fund shares redeemed	11,780

Total Liabilities	$46,349

NET ASSETS	$10,730,335

Net assets are represented by:
Paid-in capital	$12,329,446
Accumulated undistributed net realized gain (loss) on investments	(2,660,543)
Unrealized appreciation on investments	1,061,432
Total amount representing net assets applicable to
1,186,342 outstanding shares of no par common stock
(unlimited shares authorized)	$10,730,335

Net asset value per share	$9.04

Statement of Operations  For the nine months ended December 31, 2003

INVESTMENT INCOME
Interest	$732
Dividends	198,695
Total Investment Income	$199,427

EXPENSES
Investment advisory fees	$73,450
12b-1 fees	36,725
Transfer agent fees	48,168
Accounting service fees	25,071
Administrative service fees	15,744
Custodian fees	2,095
Professional fees	22,065
Trustees fees	2,571
Transfer agent out-of-pockets	4,401
Reports to shareholders	80,215
Insurance expense	5,930
License, fees, and registrations	34,583
Bisys service fees	3,715
Organizational costs	976
Total Expenses	$355,709
Less expenses waived or absorbed by the Fund’s manager	(14,133)
Total Net Expenses	$341,576

NET INVESTMENT INCOME (LOSS)	$(142,149)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(658,692)
Net change in unrealized appreciation (depreciation) of:
Investments	3,524,189
Net Realized and Unrealized Gain (Loss) on Investments	$2,865,497
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,723,348

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets

For the period April 1, 2003 thru December 31, 2003, and the year ended March 31, 2003

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(142,149)	$(65,597)
Net realized gain (loss) on investment transactions	(658,692)	(752,825)
Net change in unrealized appreciation (depreciation) on investments	3,524,189	(2,615,936)
Net Increase (Decrease) in Net Assets Resulting From Operations	$2,723,348	$(3,434,358)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$447,288	$2,802,847
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,001,846)	(2,632,597)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(554,558)	$170,250

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,168,790	$(3,264,108)

NET ASSETS, BEGINNING OF PERIOD	8,561,545	11,825,653
NET ASSETS, END OF PERIOD	$10,730,335	$8,561,545
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Value Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 19, 2003, the Integrity Value Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Value Fund.  The Fund seeks above average total return through a combination of capital appreciation and dividend income.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Redemption fees – In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

During the fiscal year ended December 31, 2003, there were no distributions paid.

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	$ (2,604,049)	$ 1,004,938	$ (1,599,111)

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	725,307
2009	199,826
2010	477,159
2011	1,201,757

For the year ended December 31, 2003, the fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

In 2003, the Fund has elected to change its financial reporting and tax year ends to December 31 from March 31.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 1,186,342 and 1,256,235 shares were outstanding at December 31, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
Shares sold	54,728	319,926
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(124,621)	(338,458)
Net increase (decrease)	(69,893)	(18,532)

Note 4.                     ACQUISITION OF FUND

The Willamette Funds held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Funds, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Willamette Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Willamette Funds Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.   The reorganization was accomplished by a tax-free exchange of 1,191,096 shares of Integrity Value Fund for the 1,191,096 shares of Willamette Value Fund on September 19, 2003.  Willamette Value Funds net assets of  $9,833,187 on September 19, 2003, including $586,118 of unrealized depreciation, were reorganized into the Integrity Value Fund.

Note 5.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.00% of the Fund’s average daily net assets.  The Fund has recognized $59,317 of investment advisory fees after a partial waiver for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $3,160 at December 31, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $36,725 of distribution fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Funds Distributor, Inc. of $4,640 at December 31, 2003, for distribution fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for an annual fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $48,168 of transfer agency fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,320 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $25,071 of accounting service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,597 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for an annual fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $15,744 of administrative service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,133 at December 31, 2003, for administrative service fees.

Note 6.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $3,219,317 and $4,381,707, respectively, for the nine months ended December 31, 2003.

Note 7.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $9,684,799. The net unrealized depreciation of investments based on the cost was $1,061,432, which is comprised of $1,681,081 aggregate gross unrealized appreciation and $619,649 aggregate gross unrealized depreciation.

Financial HighlightsDecember 31, 2003

Selected per share data and ratios for the period indicated

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Year Ended March 31, 2000	For The Period Since Inception Thru March 31, 1999
NET ASSET VALUE, BEGINNING OF PERIOD	$6.82	$9.28	$9.12	$9.65	$10.11	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.12)	$(.05)	$(.07)	$(.02)	$.01	$.00
Net realized and unrealized gain (loss) on investment transactions	2.34	(2.41)	.23	(.49)	(.10)	.11
Total Income (Loss) From Investment Operations	$2.22	$(2.46)	$.16	$(.51)	$(.09)	$.11

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$(.01)	$.00
Return of capital	.00	.00	.00	(.01)	.00	.00
Distributions from net realized gains	.00	.00	.00	(.01)	(.36)	.00
Total Distributions	$.00	$.00	$.00	$(.02)	$(.37)	$.00

NET ASSET VALUE, END OF PERIOD	$9.04	$6.82	$9.28	$9.12	$9.65	$10.11

Total Return	32.55%(B)(D)	(26.51%)(D)	1.75%(D)	(5.23%)(D)	(0.98%)(D)	1.11%(B)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$10,730	$8,562	$11,826	$12,879	$15,872	$14,965
Ratio of net expenses (after expense assumption) to average net assets	4.66%(A)(C)	3.64%(A)	3.13%(A)	2.90%(A)	2.75%(A)	2.90%(A)(C)
Ratio of net investment income to average net assets	(1.94%)(C)	(0.63%)	(0.71%)	(0.22%)	0.03%	0.02%(C)
Portfolio turnover rate	34.08%	45.09%	30.41%	66.29%	79.63%	0.39%

(A) During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $14,133.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.85%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $0, $0, $0, $47,091, and $27,590, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.64%, 3.13%, 2.90%, 3.02%, and 3.20% respectively.

(B) Ratio is not annualized.

(C) Ratio is annualized.

(D) Excludes maximum sales charge of 5.75%.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of The Integrity Value Fund

We have audited the accompanying statement of assets and liabilities of the Integrity Value Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the nine month period then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the four years in the period ended March 31, 2003 and the period since inception (May 26, 1998) thru march 1999, were audited by other auditors whose report dated May 22, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Integrity Value Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the nine month period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Integrity Small Cap Growth Fund

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Small Cap Growth Fund (the "Fund") for the nine months ended December 31, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

As stated in our last report to you, we have long felt that an important stock market bottom was made in the last half of 2002, and that the future would bring a sharply upward moving market. We may get more tax cuts and interest rates are likely to remain low for some time, fueling demand from the baby boomers (and their children as a second wave) in the already strong demographic and cyclical economic picture. Such makes for continued growth in earnings and much higher stock prices. Barring a major catastrophe, the upward thrust is likely to continue for several years to come.

We manage the Fund using our quantitative intelligent expert system for stock selection. Our system analyzes over 8,000 stocks employing technical price momentum, fundamental valuation and earnings forecast information. We use a multifactor approach to find attractive “growth oriented” issues; picking financially strong stocks from the bottom up, that are likely to outperform, and weeding out those that are financially weak and likely to under perform.

Since taking over the management of the Fund in late September, we significantly restructured the portfolio. We reduced our exposure to low quality, slower growing companies with negative earnings and increased our exposure to high quality, rapidly growing companies that were selling at reasonable P/E ratios.

The positions we eliminated had an average forward P/E ratio of approximately 17 and a consensus future earnings growth rate of 17%. The positions we added to the portfolio have an average forward P/E of 19 with a consensus earnings growth rate of over 27%.

Small to mid-cap stocks have led the market rally over the last several quarters, and for a very good reason. Smaller companies generally have much higher growth prospects than their larger competitors. We believe our portfolio is well positioned in financially strong companies, with significant exposure to economy sensitive issues (such as technology and wireless telecom) that will benefit from what we expect will be a vibrant economic expansion in the years ahead.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

American Depository Receipt (ADR)
A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

S-Services	21.1%
T-Technology	19.7%
HC-Healthcare	19.0%
F-Financial	12.0%
TR-Transportation	6.8%
E-Energy	6.3%
CC-Consumer Cyclical	5.6%
CG-Capital Goods	3.3%
BM-Basic Materials	3.2%
CN-Consumer Noncyclical	2.3%
O-Other	0.7%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.
These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$ 8.94
12-31-2003 NAV	$12.20
Total Net Assets	$23,484,582
Number of Issues	92

Average Annual Total Returns

Integrity Small Cap Growth Fund	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(April 5, 1999)
Without Sales Charge	30.34%	N/A	N/A	8.82%
With Sales Charge (5.75%)	22.85%	N/A	N/A	7.48%

Lipper Small Cap Growth Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(April 5, 1999)
	44.78%	N/A	N/A	7.06%

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

TOP TEN HOLDINGS

1.	Hovanian Enterprises Inc	2.41%
2.	New York Community Bancorp Inc	2.29%
3.	Advance Auto Parts Inc	2.25%
4.	Precision Drilling Corp	2.23%
5.	Celgene Corp	2.22%
6.	Photon Dynamics Inc	1.92%
7.	Doral Financial Corp	1.86%
8.	Diebold Inc	1.72%
9.	Respironics Inc	1.67%
10.	Wilmington Trust Corp	1.64%

The Fund’s holdings are subject to change at any time.

Comparative Index Graph (insert here)

Comparison of change in value of  a $10,000 investment in the  Integrity Small Cap Growth Fund and the Lipper Small Cap Growth Index

	Integrity Small Cap Growth Fund w/Max Sales Charge	Integrity Small Cap Growth Fund w/o Sales Charge	Lipper Small Cap Growth Index

04/05/99	$10,000	$ 9,425	$10,000
12/31/99	$17,892	$16,863	$16,519
12/29/00	$17,327	$16,331	$15,155
12/31/01	$15,191	$14,318	$13,190
12/31/02	$11,467	$10,808	$ 9,546
12/31/03	$14,946	$14,087	$13,820

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999) and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The SAI has additional information about the Fund’s trustees and is available at 1(800) 601-5593 without charge upon request.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation)  (since January 1996); Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003); Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc., (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

*The Fund Complex consists of the four funds in the Integrity family of funds listed above, six series of Integrity Managed Portfolios, and the six series in The Integrity Funds.

** Trustees and/or officers who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ investment adviser and principal underwriter.

The SAI has additional information about the Fund’s trustees and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value
COMMON STOCKS (97.1%)
BANKS ( 4.7%)
Banknorth Group	9,500	$309,035
*Commercial Capital Bancorp	9,900	211,959
Community Banks	181	7,115
Doral Financial Corp	13,500	435,780
Southern Financial Bancorp	3,377	145,447
		1,109,336

BROADCAST (1.3%)
Harman Intl	4,000	295,920
		295,920

CHEMICALS (2.4%)
Agrium	14,500	238,670
Airgas Inc	15,300	328,644
		567,314

COMMERICAL SERVICES (1.6%)
*Iron Mountain	9,500	375,630
		375,630

COMPUTER HARDWARE (5.7%)
ATI Technologies Inc	15,000	226,800
*Avid Technology	3,900	187,200
*ManTech International	13,800	344,310
*SanDisk Corp	2,700	165,078
*SeaChange Intl	12,950	199,430
*Cerner Corp	5,500	208,175
		1,330,993

COMPUTER SERVICES (2.3%)
*CACI Intl	4,500	218,790
FactSet Research Systems	4,600	175,766
*United Online	8,550	143,554
		538,110

CONSUMER PRODUCTS (3.5%)
Church & Dwight	7,100	281,160
Lexar Media	10,000	174,300
*Scotts Co 'A'	3,305	195,524
*Select Comfort	7,000	173,320
		824,304

DIVERSIFIED ELECTRONIC (4.7%)
*Aeroflex Inc	23,200	271,208
Avnet Inc	10,259	222,210
Diebold Inc	7,500	404,025
*Jabil Circuit	7,100	200,930
		1,098,373

DRUGS AND PHARMACEUTICALS (6.4%)
*Barr Labs	3,000	230,850
*Celgene Corp	11,575	521,106
*Cephalon Inc	4,300	208,163
*NBTY Inc	9,000	241,740
*Neurocrine Bioscience	5,400	294,516
		1,496,375

EDUCATION (1.4%)
*ITT Educational Svcs	6,810	319,866
		319,866

ENERGY (2.5%)
Arch Coal Inc	9,800	305,466
Peabody Energy	3,800	158,498
*Premcor Inc	4,750	123,500
		587,464

ENGINEERING (2.4%)
*Hovnanian Enterprises	6,500	565,890
		565,890

ENTERTAINMENT (2.2%)
*Alliance Gaming	8,500	209,525
*Scientific Game Corp	18,000	306,180
		515,705

FINANCIAL (6.1%)

Legg Mason Inc	3,505	270,516
New York Community Bancorp	14,113	537,000
PFF Bancorp	2,100	76,188
Wilmington Trust Corp	10,700	385,200
Fair Isaac	3,300	162,228
		1,431,132

HEALTHCARE (10.1%)
*American Healthways	9,000	214,830
*Amsurg Corporation	9,500	359,955
*Express Scripts	3,500	232,505
*INAMED Corp	3,150	151,389
*Renal Care Group	9,300	383,160
*Respironics Inc	8,700	392,283
Universal Health Svcs	5,200	279,344
*Waters Corp	10,880	360,781
		2,374,247

HOSPITALS (2.2%)
*Community Health Systems	12,300	326,934
*Lifepoint Hospitals Inc	7,000	206,150
		533,084

INSURANCE (1.9%)
Berkley (W.R.)	6,000	209,700
Everest Reinsurance Group Ltd.	2,800	236,880
		446,580

MEDICAL EQUIPMENT (1.7%)
PolyMedica Corp	8,000	210,480
*Synovis Life Tech	10,000	203,400
		413,880

OIL AND GAS OPERATIONS (4.7%)
*Maverick Tube	5,800	111,650
*National-Oilwell Inc	4,500	100,620
*Newfield Exploration	4,900	218,246
*Precision Drilling	12,000	524,160
*Varco Intl	4,975	102,634
*Core Laboratories NV	3,500	58,415
		1,115,725

PUBLISHING (1.2%)
Pulitzer Inc	5,205	281,070
		281,070

RETAIL (13.3%)
*Performance Food Group	7,300	264,041
*Advance Auto Parts	6,500	529,100
*Ann Taylor Stores Corp	4,200	163,800
*Barnes & Noble	10,300	338,355
*Coach Inc	3,000	113,250
*Columbia Sportsware	6,450	351,525
*Dicks Sporting Goods	7,100	345,486
*Electronics Boutique	12,500	286,125
*Jos.A. Bank Clothiers	4,500	156,105
Reebok Intl	5,000	196,600
*Tuesday Morning	7,000	211,750
*Williams-Sonoma	5,200	180,804
		3,136,941

SEMICONDUCTOR (3.5%)
*Asyst Technologies	10,400	180,440
*Fairchild Semiconductor	7,300	182,281
*Photon Dynamics	11,200	450,688
		813,409

SOFTWARE AND PROGRAMMING (2.1%)
*FileNet Corp	6,910	187,123
*Per-Se Technologies	20,000	305,200
		492,323

TELECOMMUNICAIONS (4.0%)
*J2 Global Communications	5,500	136,235
*Vimpel Communications ADR	3,300	242,550
*Turkcell ADR	12,000	318,600
*UTStarcom Inc	6,300	233,541
		930,926

TRANSPORTATION (5.2%)
Arkansas Best	10,500	329,595
Hunt (JB) Transport	7,500	202,575
*Old Dominion	6,500	221,520
*Swift Transportation	14,000	294,280
Werner Enterprises	8,457	164,827
		1,212,797

RIGHTS/WARRANTS (0.0%)

FINANCIAL ( 0.0%)
*Bank United Corp - CPR Trust	2,700	324
*Dime Bancorp Warrants	20,400	3,468
		3,792

TOTAL STOCKS (COST: $18,653,576)		$22,811,186

SHORT-TERM SECURITIES (3.1%)
Wells Fargo Cash Investment Money Market Fund Service Class		$719,449
TOTAL SHORT-TERM SECURITIES (COST: $719,449)		$719,449

TOTAL INVESTMENTS IN SECURITIES (COST: $19,373,025)		$23,530,635
OTHER ASSETS LESS LIABILITIES		(46,053)

NET ASSETS		$23,484,582

* Non-income producing

CPR – Contingent Payments Trust

ADR – American Depository Receipt

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and LiabilitiesDecember 31, 2003

ASSETS
Investments in securities, at value (cost: $19,373,025)	$23,530,635
Cash	201
Accrued dividends receivable	2,391
Accrued interest receivable	262
Prepaid expenses	23,691
Receivable for fund shares sold	6,293

Total Assets	$23,563,473

LIABILITIES
Accrued expenses	$53,760
Payable for fund shares redeemed	25,131

Total Liabilities	$78,891

NET ASSETS	$23,484,582

Net assets are represented by:
Paid-in capital	$22,176,236
Accumulated undistributed net realized gain (loss) on investments	(2,849,264)
Unrealized appreciation on investments	4,157,610
Total amount representing net assets applicable to
1,924,670 outstanding shares of no par common stock
(unlimited shares authorized)	$23,484,582

Net asset value per share	$12.20

Statement of Operations  For the nine months ended December 31, 2003

INVESTMENT INCOME
Interest	$1,647
Dividends	79,912
Total Investment Income	$81,559

EXPENSES
Investment advisory fees	$180,008
12b-1 fees	83,480
Transfer agent fees	93,217
Accounting service fees	28,244
Administrative service fees	33,392
Custodian fees	3,969
Professional fees	46,453
Trustees fees	5,320
Transfer agent out-of-pockets	4,314
Reports to shareholders	190,416
Insurance expense	13,835
BISYS service fees	505
License, fees, and registrations	62,578
Total Expenses	$745,731
Less expenses waived or absorbed by the Fund’s manager	(4,713)
Total Net Expenses	$741,018

NET INVESTMENT INCOME (LOSS)	$(659,459)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$117,622
Net change in unrealized appreciation (depreciation) of:
Investments	7,241,024
Net Realized and Unrealized Gain (Loss) on Investments	$7,358,646
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,699,187

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets
For the period April 1, 2003, thru December 31, 2003, and the year ended March 31, 2003

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(659,459)	$(618,905)
Net realized gain (loss) on investment transactions	117,622	(1,136,657)
Net change in unrealized appreciation (depreciation) on investments	7,241,024	(6,844,836)
Net Increase (Decrease) in Net Assets Resulting From Operations	$6,699,187	$(8,600,398)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$275,826	$2,170,670
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(2,589,506)	(5,999,242)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(2,313,680)	$(3,828,572)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$4,385,507	$(12,428,970)

NET ASSETS, BEGINNING OF PERIOD	19,099,075	31,528,045
NET ASSETS, END OF PERIOD	$23,484,582	$19,099,075
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Small Cap Growth Fund (the Fund) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 19, 2003, the Integrity Small Cap Growth Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Small Cap Growth Fund.  The Fund seeks to provide long-term growth of capital appreciation.

Shares are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Redemption fees – In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

During the fiscal year ended December 31, 2003, there were no distributions paid

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	$ (2,816,157)	$ 4,124,503	$ 1,308,346

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2009	1,576,080
2010	1,012,310

For the year ended December 31, 2003, the fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $227,767.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other - Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

In 2003, the Fund has elected to change its financial reporting and tax year ends to December 31 from March 31.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 1,924,670 and 2,137,191 shares were outstanding at December 31, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Period From April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
Shares sold	25,580	210,294
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(238,101)	(587,279)
Net increase (decrease)	(212,521)	(376,985)

Note 4.   ACQUSITION OF FUND

The Willamette Funds held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Funds, 3435 Stelzer Road, Columbus, Ohio  43219], on August 29, 2003 at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting.  After careful consideration, the Trustees of the Willamette Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Willamette Funds Board of Trustees fixed the close of business on June 20, 2003 as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreements of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund was approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,996,317 shares of Integrity Small Cap Growth Fund for the 1,996,317 shares of Willamette Small Cap Growth Fund on September 19, 2003.  Willamette Small Cap Growth Fund’s net assets of $23,470,567 on September 19, 2003, including $2,219,468 of unrealized appreciation, were reorganized into the Integrity Small Cap Growth Fund.

Note 5.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $175,295 of investment advisory fees after a partial waiver for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $20,640 at December 31, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $83,480 of distribution fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Funds Distributor, Inc. of $10,388 at December, 2003, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $93,217 of transfer agency fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $4,957 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $28,244 of accounting service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $3,082 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  Each Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $33,392 of administrative service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $4,155 at December 31, 2003, for administrative service fees.

Note 6.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $12,929,021  and $16,509,209, respectively, for the nine months ended December 31, 2003.

Note 7.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $18,665,015. The net unrealized appreciation of investments based on the cost was $4,157,610, which is comprised of $4,966,344 aggregate gross unrealized appreciation and $808,734 aggregate gross unrealized depreciation.

Financial Highlights December 31, 2003

 Selected per share data and ratios for the period indicated

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For The Year Ended March 31, 2001	For The Period Since Inception Thru March 31, 2000
NET ASSET VALUE, BEGINNING OF PERIOD	$8.94	$12.54	$12.93	$19.94	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.34)	$(.29)	$(.26)	$(.28)	$(.25)
Net realized and unrealized gain (loss) on investment transactions	3.60	(3.31)	.73	(4.82)	10.38
Total Income (Loss) From Investment Operations	$3.26	$(3.60)	$.47	$(5.10)	$10.13

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(.86)	(1.91)	(.19)
Total Distributions	$.00	$.00	$(.86)	$(1.91)	$(.19)

NET ASSET VALUE, END OF PERIOD	$12.20	$8.94	$12.54	$12.93	$19.94

Total Return	36.47%(A)(D)	(28.71%)(A)	4.02%(A)	(26.77%)(A)	101.67%(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$23,485	$19,099	$31,528	$30,011	$38,634
Ratio of net expenses (after expense assumption) to average net assets	4.45%(B)(C)	3.13%(B)	2.64%(B)	2.58%(B)	2.82%(B)(C)
Ratio of net investment income to average net assets	(3.89)%(C)	(2.67%)	(2.09%)	(1.85%)	(2.26%)(C)
Portfolio turnover rate	59.04%	27.74%	52.13%	45.13%	55.15%

(A) Excludes maximum sales charge of 5.75%.

(B)During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $4,713.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.47%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group waived expenses of $46,274, $62,878, $0, and $23,161, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.33%, 2.84%, 2.58%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of The Integrity Small Cap Growth Fund

We have audited the accompanying statement of assets and liabilities of The Integrity Small Cap Growth Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the nine month period then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the three years in the period ended March 31, 2003 and the period since inception (April 5, 1999) thru March 3, 2000, were audited by other auditors whose report dated May 22, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Integrity Small Cap Growth Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the nine month period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Integrity Health Sciences Fund

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Health Sciences Fund (the "Fund") for the nine months ended December 31, 2003.  The Fund's portfolio and related financial statements are presented within for your review.

As stated in our last report to you, we have long felt that an important stock market bottom was made in the last half of 2002, and that the future would bring a sharply upward moving market.  We may get more tax cuts and interest rates are likely to remain low for some time, fueling demand from the baby boomers (and their children as a second wave) in the already strong demographic and cyclical economic picture.  Such makes for continued growth in earnings and much higher stock prices.  Barring a major catastrophe, the upward thrust is likely to continue for several years to come.

We manage the Fund using our quantitative intelligent expert system for stock selection.  Our system analyzes over 8,000 stocks employing technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to find attractive “growth oriented” issues; picking financially strong stocks from the bottom up that are likely to outperform, and weeding out those that are financially weak and likely to under perform.

We have made several adjustments to the portfolio since taking over management of the Fund in late September.  We will continue to evaluate the portfolio and make adjustments as market conditions warrant, focusing on higher growth companies selling at reasonable valuations.  The portfolio is currently underweighted in traditional, large pharmaceuticals and over weighted in the biotechnology sector.

The portfolio has an average forward P/E ratio of approximately 21, a consensus future earnings growth rate of 19% and an average ROE of over 27%.  We are largely focused on profitable companies, typically avoiding exposure to speculative, money losing biotechnology stocks.

We believe the healthcare sector shows extraordinary potential for superior performance.  With recent advances in gene mapping and healthcare technology, a significant expansion of new solutions to health issues is unfolding.  Participants in your Health Sciences Fund should continue to benefit from these trends.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions  December 31, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return

A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

HC-Healthcare	86.4%
O-Other	4.0%
S-Services	3.9%
F-Financial	3.4%
T-Technology	2.3%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$7.29
12-31-2003 NAV	$9.22
Total Net Assets	$16,357,543

Number of Issues	36

Average Annual Total Returns

Integrity Health Sciences Fund	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(June 19, 2000)
Without Sales Charge	30.78%	N/A	N/A	(1.81%)
With Sales Charge (5.75%)	23.26%	N/A	N/A	(3.44%)

Lipper Health/Biotechnology Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(June 19, 2000)
Without Sales Charge	30.53%	N/A	N/A	(0.40%)

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

Past performance is no guarantee of future results. Investment return and net asset value (NAV) will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than the original cost.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemption of Fund shares.

TOP TEN HOLDINGS

1.PFIZER, INC.	6.68%
2.SICOR, INC.	5.63%
3.BOSTON SCIENTIFIC CORP.	4.21%
4.MYLAN LABS	4.16%
5.GENENTECH INC.	3.81%
6.MEDTRONIC, INC.	3.71%
7.ANDRX GROUP	3.67%
8.ANTHEM, INC.	3.53%
9.QUEST DIAGNOSTICS, INC.	3.49%
10. HEALTH MANAGEMENT ASSOC.	3.36%

The Fund’s holdings are subject to change at any time.

Comparative Index Graph (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Health Sciences Fund and the Lipper Health/Biotechnology Index

	Integrity Health Sciences Fund w/o Sales Charge	Integrity Health Sciences Fund w/Max Sales Charge	Lipper Health/ Biotechnology Index

06/19/00	$10,000	$9,425	$10,000
12/29/00	$11,683	$11,012	$11,431
12/31/01	$10,657	$10,044	$10,235
12/31/02	$ 7,169	$ 6,757	$ 7,553
12/31/03	$ 9,376	$ 8,837	$ 9,859

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Trustees information

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHONE]
Lynn W. Ass	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEES

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since Sept. 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The SAI has additional information about the Fund’s trustees and is available at 1(800) 601-5593 without charge upon request.

The Interested Trustee and executive officers of the Fund, their term of office and length of time served, their principal trustee(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management, Inc.), ND Capital, Inc., Integrity Fund Services, Inc., (formerly known as ND Resources, Inc..), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., and Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003); Trustee, Chairman, President, and Treasurer, Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc., (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series in The Integrity Funds.

**Trustees and/or officers who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ investment adviser and principal underwriter.

The SAI has additional information about the Fund’s trustees and is available at 1(800) 601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (96.1%)

DRUGS AND PHARMACEUTICALS (51.2%)

*AdvancePCS	6,000	$315,960
AmerisourceBergen Corp	8,500	477,275
*Amgen, Inc	7,900	488,220
*Andrx Group	24,000	576,960
*Caremark RX, Inc	9,400	238,102
*Collagenex Pharm K	15,600	174,876
Galen Holdings ADR	7,300	379,593
*Genentech Inc	6,400	598,848
*Invitrogen Corp	5,000	350,000
*King Pharmaceutical, Inc	29,100	444,066
*Kos Pharmaceuticals, Inc.	8,000	344,320
Mylan Labs	25,875	653,602
Omnicare, Inc	10,000	403,900
Pfizer Inc.	29,685	1,048,771
*Shire Pharmaceutical	13,800	400,890
*Sicor Inc	32,500	884,000
Teva Pharmaceutical ADR	4,400	249,524
*Watson Pharmaceutical Inc	2,900	133,400
Wyeth	4,800	203,760
		8,366,067

HEALTHCARE (19.8%)
*Accredo Health	10,900	344,549
*Express Scripts	6,400	425,152
*Fisher Scientific Intl	9,100	376,467
*Laboratory Corp Amer Hldgs	5,657	209,026
*Lincare Holdings	12,000	360,360
Quest Diagnostics Inc	7,500	548,325
*Respironics Inc	11,500	518,535
*Therasense Inc	22,800	462,840
		3,245,254

HOSPITALS (10.9%)
*Community Health Systems	10,000	265,800
HCA Inc	3,200	137,472
Health Management Assoc	22,000	528,000
*Lifepoint Hospitals Inc	12,300	362,235
Select Medical Corp	30,000	488,400
		1,781,907

INSURANCE (3.4%)
*Anthem, Inc	7,400	555,000
		555,000

MEDICAL EQUIPMENT (10.8%)
*Boston Scientific Corp.	18,000	661,680
Medtronic, Inc	12,000	583,320
*Varian Medical Systems, Inc.	7,500	518,250
		1,763,250
TOTAL COMMON STOCKS (COST: $12,415,933)		$15,711,478

SHORT-TERM SECURITIES (4.2%)
Wells Fargo Cash Investment Money Market		$525,000
Wells Fargo Treasury Plus Money Market		165,537
TOTAL SHORT-TERM SECURITIES (COST: $690,537)		$690,537

TOTAL INVESTMENTS IN SECURITIES (COST: $13,106,470)		$16,402,015
OTHER ASSETS LESS LIABILITIES		(44,472)

NET ASSETS		$16,357,543

ADR – American Depository Receipt

* Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and LiabilitiesDecember 31, 2003

ASSETS
Investments in securities, at value (cost: $13,106,470)	$16,402,015
Accrued dividends receivable	1,646
Accrued interest receivable	347
Cash, custodian bank	201
Prepaid expenses	16,891
Foreign tax reclaim receivable	504
Receivable for fund shares sold	150

Total Assets	$16,421,754

LIABILITIES
Payable for fund shares redeemed	$19,796
Accrued expenses	44,415

Total Liabilities	$64,211

NET ASSETS	$16,357,543

Net assets are represented by:
Paid-in capital	$18,250,051
Accumulated undistributed net realized gain (loss) on investments	(5,188,053)
Unrealized appreciation on investments	3,295,545
Total amount representing net assets applicable to
1,773,517 outstanding shares of no par common stock
(unlimited shares authorized)	$16,357,543

Net asset value per share	$9.22

Statement of Operations  For the nine months ended December 31, 2003

INVESTMENT INCOME
Interest	$2,721
Dividends	36,356
Total Investment Income	$39,077

EXPENSES
Investment advisory fees	$141,665
12b-1 fees	58,992
Transfer agent fees	78,876
Accounting service fees	25,683
Administrative service fees	23,597
Custodian fees	2,918
Professional fees	34,469
Trustees fees	3,329
Transfer agent out-of-pockets	4,549
Reports to shareholders	134,781
Insurance expense	9,625
License, fees, and registrations	45,199
Bisys service fees	6,230
Total Expenses	$569,913
Less expenses waived or absorbed by the Fund’s manager	(28,935)
Total Net Expenses	$540,978

NET INVESTMENT INCOME (LOSS)	$(501,901)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$(1,442,532)
Net change in unrealized appreciation (depreciation) of:
Investments	5,586,228
Net Realized and Unrealized Gain (Loss) on Investments	$4,143,696
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,641,795

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets

For the period April 1, 2003, Thru December 31, 2003, and the year ended March 31, 2003

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(501,901)	$(507,280)
Net realized gain (loss) on investment transactions	(1,442,532)	(3,321,565)
Net change in unrealized appreciation (depreciation) on investments	5,586,228	(794,117)
Net Increase (Decrease) in Net Assets Resulting From Operations	$3,641,795	$(4,622,962)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income ($.00 and $.00 per share, respectively)	$0	$0
Distributions from net realized gain on investment transactions ($.00 and
$.00 per share, respectively)	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$261,167	$911,930
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,888,581)	(4,200,440)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,627,414)	$(3,288,510)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$2,014,381	$(7,911,472)

NET ASSETS, BEGINNING OF PERIOD	14,343,162	22,254,634
NET ASSETS, END OF PERIOD	$16,357,543	$14,343,162
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Health Sciences Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 19, 2003,the Integrity Health Sciences Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was part of the Willamette Funds Group.  The Willamette Funds which were organized as a Delaware statutory trust on January 17, 2001, and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group.  On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Health Sciences Fund.  The Fund seeks long term growth of capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Redemption fees – In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

During the fiscal year ended December 31, 2003, there were no distributions paid.

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	$ (5,188,054)	$ 3,295,545	$ (1,892,509)

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2009	423,956
2010	3,030,993
2011	1,389,043

For the year ended December 31, 2003, the fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $344,062.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

In 2003, the Fund has elected to change its financial reporting and tax year ends to December 31 from March 31.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 1,773,517 and 1,968,354 shares were outstanding at December 31, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
Shares sold	30,813	121,052
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(225,650)	(551,389)
Net increase (decrease)	(194,837)	(430,337)

Note 4.                ACQUISITION OF FUND

The Willamette Funds held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Funds, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003, at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting. After careful consideration, the Trustees of the Willamette Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Willamette Funds Board of Trustees fixed the close of business on June 20, 2003, as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,850,833 shares of Integrity Health Sciences Fund for the 1,850,833 shares of Willamette Global Health Sciences Fund on September 19, 2003.  Willamette Global Health Sciences Funds net assets of $16,449,842 on September 19, 2003, including $2,073,535 of unrealized appreciation, were reorganized into the Integrity Health Sciences Fund.

Note 5.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $112,730 of investment advisory fees after a partial waiver for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $11,781 at December 31, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the Fund.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $58,992 of service fee expenses for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Funds Distributor, Inc. of $7,175 at December 31, 2003, for service fees.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a monthly fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $78,875 of transfer agency fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $3,587 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a monthly fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $25,683 of accounting service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,851 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a monthly fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $23,597 of administrative service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,870 at December 31, 2003, for administrative service fees.

Note 6.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $3,065,370 and $5,146,172, respectively, for the nine months ended December 31, 2003.

Note 7.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $13,106,470. The net unrealized appreciation of investments based on the cost was $3,295,545, which is comprised of $3,815,768 aggregate gross unrealized appreciation and $520,223 aggregate gross unrealized depreciation.

Note 8.                INVESTMENT RISKS

Risks of Health Sciences Companies –- Because the Integrity Health Sciences Fund invests primarily in stocks of health sciences companies, it is particularly susceptible to risks associated with these companies.  The Integrity Health Sciences Fund’s performance will depend on the performance of securities of issuers in health sciences-related industries, which may differ from general stock market performance.  The products and services of health sciences companies may become rapidly obsolete due to technological and scientific advances.  In addition, governmental regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these issuers or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights December 31, 2003

Selected per share data and ratios for the period indicated

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002	For the Period Since Inception (June 19, 2000) thru March 31, 2001
NET ASSET VALUE, BEGINNING OF PERIOD	$7.29	$9.28	$8.71	$10.00

Income from Investment Operations:
Net investment income (loss)	$(.28)	$(0.26)	$(0.24)	$(0.18)
Net realized and unrealized gain (loss) on investment transactions	2.21	(1.73)	0.94	(1.07)
Total Income (Loss) From Investment Operations	$1.93	$(1.99)	$0.70	$(1.25)

Less Distributions:
Dividends from net investment income	$.00	$.00	$.00	$.00
Distributions from net realized gains	.00	.00	(0.13)	(0.04)
Total Distributions	$.00	$.00	$(0.13)	$(0.04)

NET ASSET VALUE, END OF PERIOD	$9.22	$7.29	$9.28	$8.71

Total Return	26.47%(A)(D)	(21.44%)(A)	7.94%(A)	(12.58%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$16,358	$14,343	$22,255	$20,712
Ratio of net expenses (after expense assumption) to average net assets	4.59%(B)(C)	3.46%(B)	2.85%(B)	2.90%(B)(C)
Ratio of net investment income to average net assets	(4.26%)(C)	(3.17%)	(2.46%)	(2.30%)(C)
Portfolio turnover rate	20.40%	34.28%	68.38%	52.37%

(A) Excludes maximum sales charge of 5.75%.

(B) During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $28,935.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 4.84%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $32,026, $47,186, and $6,355, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 3.66%, 3.05%, and 2.93%, respectively.

(C) Ratio is annualized.

(D) Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of The Integrity Health Sciences Fund

We have audited the accompanying statement of assets and liabilities of The Integrity Health Sciences Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the nine month period then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the two years in the period ended March 31, 2003 and for the period since inception June 19, 2000 thru march 31, 2000, were audited by other auditors whose report dated May 22, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Integrity Health Sciences Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the nine month period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Integrity Technology Fund

Dear Shareholder:

Enclosed is the annual report of the operations for the Integrity Technology Fund (the "Fund") for the nine months ended December 31, 2003. The Fund's portfolio and related financial statements are presented within for your review.

As stated in our last report to you, we have long felt that an important stock market bottom was made in the last half of 2002, and that the future would bring a sharply upward moving market.  We may get more tax cuts and interest rates are likely to remain low for some time, fueling demand from the baby boomers (and their children as a second wave) in the already strong demographic and cyclical economic picture.  Such makes for continued growth in earnings and much higher stock prices.  Barring a major catastrophe, the upward thrust is likely to continue for several years to come.

We manage the Fund using our quantitative intelligent expert system for stock selection.  Our system analyzes over 8,000 stocks employing technical price momentum, fundamental valuation and earnings forecast information.  We use a multifactor approach to find attractive “growth oriented” issues; picking financially strong stocks from the bottom up that are likely to outperform, and weeding out those that are financially weak and likely to under perform.

Since taking over the management of the Fund in late September, we significantly restructured the portfolio.  We reduced our exposure to overvalued companies with below average earnings growth and increased our exposure to rapidly growing companies with good price momentum selling at reasonable P/E ratios.  The portfolio is currently underweighted in diversified telecom, software, computers and peripherals, while over weighted in the wireless telecom, internet, electronics and healthcare sectors.

The positions we eliminated had an average forward P/E ratio of approximately 44 and a consensus future earnings growth rate of 18%.  The positions we added to the portfolio have an average forward P/E of 19 with a consensus earnings growth rate of over 26%.

Technology stocks have led the market rally over the last several quarters.  Despite the bloodbath in the “dot com” stocks over the last three years, technology stocks are not dead.  In fact, they are very much alive.  Your Technology Fund is positioned in financially strong companies showing well above average growth potential with reasonable P/E ratios that are likely to benefit from what we expect will be a vibrant economic expansion in the years ahead.

Sincerely,

F. Martin Koenig, CFA

The views expressed are those of F. Martin Koenig, Senior Portfolio Manager with Integrity Mutual Funds.  The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or any Integrity Mutual Fund.

Terms & Definitions   December 31, 2003 (Unaudited)

American Depository Receipt
A negotiable certificate representing a given number of shares of stock in a foreign corporation.  It is bought and sold in the American securities markets, just as stock is traded.

Appreciation
Increase in the value of an asset.

Average Annual Total Return
A standardized measurement of the return (appreciation) earned by a fund on an annual basis.

Consumer Price Index
A commonly used measure of inflation; it does not represent an investment return.

Depreciation
Decrease in the value of an asset.

Growth Fund
A type of diversified common stock fund that has capital appreciation as its primary goal.  It invests in companies that reinvest most of their earnings for expansion, research, or development.

Growth & Income Fund
Fund that invests in common stocks for both current income and long-term growth of capital and income.

Load
A mutual fund whose shares are sold with a sales charge added to the net asset value.

Market Value
Actual price at which a fund trades in the market place.

Net Asset Value (NAV)
The value of all your fund’s assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Offering Price
The price at which a mutual fund’s share can be purchased.  The offering price per share is the current net asset value plus any sales charge.

Total Return
Measures both the net investment income and any realized and unrealized appreciation or depreciation of the underlying investments in the fund’s portfolio for the period, assuming the reinvestment of all dividends.  It represents the aggregate percentage or dollar value change over the period.

Portfolio Market Sectors

(as a % of Net Assets)

T – Technology	63.6%
S – Services	21.8%
HC – Healthcare	5.6%
O – Other	5.5%
CC – Consumer Cyclical	3.5%

Market sectors are breakdowns of the Fund’s portfolio holdings into specific investment classes.

These percentages are subject to change.

KEY STATISTICS

03-31-2003 NAV (share value)	$4.71
12-31-2003 NAV	$7.34
Total Net Assets	$13,456,086

Number of Issues	67

Average Annual Total Returns

Integrity Technology Fund	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(March 2, 2000)
Without Sales Charge	46.51%	N/A	N/A	(39.37%)
With Sales Charge (5.75%)	38.08%	N/A	N/A	(40.30%)

Lipper Science & Technology Index	For periods ending December 31, 2003
				Since Inception
	1 year	5 year	10 year	(March 2, 2000)
	51.32%	N/A	N/A	(25.82%)

Performance data quoted above is historical.  Past performance is no guarantee of future results.  Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost.  You can obtain performance data current to the most recent month end (available within seven business days of the most recent month end) by calling 1-800-276-1262.

You should consider the fund's investment objectives, risks, and charges and expenses carefully before investing.  For this and other important information, please obtain a fund prospectus at no cost from your financial advisor and read it carefully before investing.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions and redemptions of Fund shares.

TOP TEN HOLDINGS

1.	Turkcell ADR	2.59%
2.	Labor Ready Inc.	2.43%
3.	Affiliated Computer Services	2.43%
4.	Nextel Communications Inc.	2.40%
5.	Benchmark Electronic	2.33%
6.	Altris Inc.	2.30%
7.	Per-Se Technologies	2.22%
8.	Jabil Circuit	2.22%
9.	Harman International Industries	2.20%
10.	Vimpel Communications ADR	2.19%

The Fund’s holdings are subject to change at any time

Comparative Index Graph (insert here)

Comparison of change in value of a $10,000 investment in the Integrity Technology Fund and the Lipper Science & Technology Index

	Integrity Technology Fund w/o Sales Charge	Integrity Technology Fund w/Max Sales Charge	Lipper Science & Technology Index

03/02/00	$10,000	$9,425	$10,000
12/29/00	$3,953	$3,725	$5,497
12/31/01	$1,757	$1,656	$3,588
12/31/02	$1,003	$945	$2,103
12/31/03	$1,469	$1,385	$3,183

Putting Performance into Perspective

Returns are historical and are not a guarantee of future results.  The graph comparing your Fund’s performance to a benchmark index provides you with a general sense of how your Fund performed.  To put this information in context, it may be helpful to understand the special differences between the two.  Your Fund’s total return for the period shown appears with and without sales charges and includes Fund expenses and management fees.  A securities index measures the performance of a theoretical portfolio.  Unlike a fund, the index is unmanaged; there are no expenses that affect the results.  In addition, few investors could purchase all of the securities necessary to match the index.  And, if they could, they would incur transaction costs and other expenses.  All Fund and benchmark returns include reinvested dividends.  The Fund’s share price, yields, and total returns will vary, so that shares, when redeemed, may be worth more or less than their original cost.

Trustees information

INDEPENDENT TRUSTEES

[PHOTO]	[PHOTO]	[PHOTO]
Lynn W. Aas	Orlin W. Backes	R. James Maxson

INTERESTED TRUSTEES

[PHOTO]	[PHOTO]
Peter A. Quist	Robert E. Walstad

MANAGEMENT OF THE FUND

The Board of The Integrity Funds consists of four Trustees.  These same individuals, unless otherwise noted, also serve as directors or trustees for all of the funds in the Integrity family of funds, the six series of Integrity Managed Portfolios (formerly known as Ranson Managed Portfolios), and the six series of The Integrity Funds.  Three Trustees (75% of the total) have no affiliation or business connection with the Investment Adviser or any of its affiliates.  These are the “independent” Trustees.  The remaining Trustee and executive officers are “interested” by virtue of their affiliation with the Investment Adviser and its affiliates.

The Independent Trustees of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Independent Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INDEPENDENT TRUSTEES

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
Lynn W. Aas 904 NW 27th Minot, ND 58703 82	Trustee	Since May 2003	Retired; Attorney; Director, Integrity Fund of Funds, Inc., Montana Tax-Free Fund, Inc., ND Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003) and ND Insured Income Fund, Inc. (December 1994 to August 1999); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	None
Orlin W. Backes 15 2nd Ave., SW – Ste. 305 Minot, ND 58701 68	Trustee	Since May 2003	Attorney, McGee, Hankla, Backes & Dobrovolny, P.C.; Director (since April 1995), ND Tax-Free Fund, Inc., Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., ND Insured Income Fund, Inc. (March 1995 to August 1999) and Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003); Trustee, Integrity Managed Portfolios; Director, First Western Bank & Trust.	16	Director, First Western Bank & Trust
R. James Maxson Town & Country Center 1015 S. Broadway Suite 15 Minot, ND 58701 56	Trustee	Since May 2003	Attorney, Maxson Law Office (since November 2002); Attorney, McGee, Hankla, Backes & Dobrovolny, P.C. (April 2000 to November 2002); Attorney, Farhart, Lian and Maxson, P.C. (March 1976 to March 2000); Director (since January 1999), ND Tax-Free Fund, Inc. , Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds, Inc. (January 1999 to June 2003); Trustee, Integrity Managed Portfolios (since January 1999).	16	None

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series of The Integrity Funds.

The SAI has additional information about the Fund’s trustees and is available at 1(800) 601-5593 without charge upon request.

The Interested Trustees and executive officers of the Fund, their term of office and length of time served, their principal occupation(s) during the past five years, the number of portfolios overseen in the Fund Complex by each Interested Trustee and other directorships, if any, held outside the Fund Complex, are shown below.

INTERESTED TRUSTEE AND EXECUTIVE OFFICERS

Name, Address and Age	Position(s) Held with Registrant	Term and Length Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios Overseen In The Fund Complex *	Other Directorships Held Outside The Fund Complex
**Peter A. Quist 1 Main Street North Minot, ND 58703 69	Vice President and Secretary	Since May 2003

Attorney; Director and Vice President, Integrity Mutual Funds, Inc.; Director, Vice President and Secretary, Integrity Money Management, Inc. (formerly known as ND Money Management Inc.), ND Capital, Inc., Integrity Fund Services, Inc. (formerly known as ND Resources, Inc.), ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc. (since April 1995), Integrity Fund of Funds, Inc., Integrity Small-Cap Fund of Funds, Inc. (September 1998 to June 2003), Integrity Funds Distributor, Inc., (formerly known as Ranson Capital Corporation) (since January 1996); Director, ARM Securities Corporation (since May 2000).

				4	None
**Robert E. Walstad 1 Main Street North Minot, ND 58703 59	Trustee, Chairman, President, and Treasurer	Since May 2003

Director (since September 1987), President (September 1987 to October 2001 and September 2002 to May 2003), Integrity Mutual Funds, Inc.; Director, President and Treasurer, Integrity Money Management, Inc., ND Capital, Inc., Integrity Fund Services, Inc., ND Tax-Free Fund, Inc., ND Insured Income Fund, Inc. (November 1990 to August 1999), Montana Tax-Free Fund, Inc., South Dakota Tax-Free Fund, Inc., Integrity Fund of Funds, Inc., and Integrity Small-Cap Fund of Funds Inc.; (September 1998 to June 2003); Trustee, Chairman, President, and Treasurer,  Integrity Managed Portfolios; Director, President, CEO, and Treasurer, Integrity Funds Distributor, Inc. (January 1996 to August 2003); Director (October 1999 to June 2003), President (October 1999 - October 2001), Magic Internet Services, Inc.; Director (since May 2000), President (May 2000 to October 2001- Sept 2002 to present), ARM Securities Corporation; Director, CEO, Chairman, Capital Financial Services, Inc. (since January 2002).

				16	Director, Capital Financial Services, Inc.

*The Fund Complex consists of the four funds in the Integrity family of funds, the six series of Integrity Managed Portfolios, and the six series in The Integrity Funds.

**Trustees and/or officers who are “interested persons” of the Funds as defined in the 1940 Act. Messrs. Quist and Walstad are interested persons by virtue of being officers and directors of the Funds’ investment adviser and principal underwriter.

The SAI has additional information about the Fund’s trustees and is available at 1(800)601-5593 without charge upon request.

Schedule of Investments  December 31, 2003

Name of Issuer Percentages represent the market value of each investment category to total net assets	Quantity	Market Value

COMMON STOCKS (96.1%)

BROADCAST SATELLITE (2.2%)
Harman International Industries	4,000	$295,920
		295,920

BUSINESS SERVICE (2.4%)
*Labor Ready Inc	25,000	327,500
		327,500
COMMUNICATIONS EQUIPMENT (1.3%)
*L-3 Communications	2,100	107,856
*NetScreen Technologies	2,840	70,290
		178,146

COMPUTER HARDWARE (20.9%)
Adobe Systems Inc	3,600	141,480
*Altris Inc	8,470	308,986
ATI Technologies Inc	15,000	226,800
Auto Desk	9,190	225,890
*Avid Technology	5,000	240,000
Computer Associates International	5,380	147,089
*Dell Inc	3,490	118,520
Hewlett-Packard	8,501	195,268
*Hyperion Solutions	2,830	85,296
Infosys Technologies ADR	2,870	274,659
Intel Corp	6,840	220,248
*Intuit Inc	2,210	116,931
*Moldflow Corp	15,020	170,477
*SanDisk Corp	2,700	165,078
*Symantec Corp	5,140	178,101
		2,814,823

COMPUTER NETWORKING (1.0%)
*Kroll Inc	5,250	136,500
		136,500

COMPUTER SERVICES (9.1%)
*Accenture Ltd	6,810	179,239
*Affiliated Computer Services	6,000	326,760
*Ascential Software Corp	7,622	197,638
*CACI Intl	4,800	233,376
FactSet Research Systems	2,200	84,062
*United Online	12,000	201,480
		1,222,555

CONSUMER PRODUCTS (1.3%)
*Lexar Media	10,000	174,300
		174,300

DIVERSIFIED ELECTRONIC (9.0%)
*Aeroflex Inc	19,930	232,982
*Applied Films Corp	4,960	163,779
*Benchmark Electronic	9,015	313,812
*Flextronics International	13,670	202,863
*Jabil Circuit	10,540	298,282
		1,211,718

ENTERTAINMENT (2.6%)
*Champion Auto Racing	18,890	1,795
*Given Imaging Ltd	10,780	193,070
*Scientific Game Corp	9,000	153,090
		347,955

FINANCIAL (1.0%)
*Fiserv Inc	3,540	139,865
		139,865

HEALTHCARE (5.9%)
Beckman Coulter	2,680	136,224
*Fisher Scientific Intl	2,500	103,425
*Steris Corp	12,000	271,200
*United Surgical Partners	8,500	284,580
		795,429

SEMICONDUCTOR (11.3%)
*Amkor Technology	8,090	147,319
*ASML Holding NV	10,040	201,302
*LeCroy Corp	12,070	217,381
Marvell Technology	3,490	132,376
Maxim Integrated Products	3,170	157,866
*Microtune Inc	25,400	62,230
*Taiwan Semiconductor ADR	24,479	250,665
Texas Instruments	5,344	157,007
*United Microelectronics	39,344	194,753
		1,520,899

SOFTWARE AND PROGRAMMING (5.0%)
*Per-Se Technologies	19,600	299,096
*Radware Ltd	7,110	193,748
*Take-Two Interactive Software	6,000	172,860
		665,704

SPECIALTY FINANCE (2.5%)
Fair Isaac	3,800	186,808
*SunGard Data Systems	5,170	143,261
		330,069

TELECOMMUNICATIONS (20.6%)
America Movil SA	4,500	123,030
*Avaya Inc	12,490	161,621
Harris Corp	6,900	261,855
*J2 Global Communications	8,200	203,114
Mobile TeleSystems OJSC	3,300	273,240
*Nextel Communications Inc	11,500	322,690
Nokia Corp ADR	6,680	113,560
NTT DoCoMo	4,000	91,600
QUALCOMM Inc	2,850	153,700
*Trimble Navigation	3,730	138,905
*Turkcell ADR	13,100	347,805
*UTStarcom Inc	7,800	289,146
*Vimpel Communications ADR	4,000	294,000
		2,774,266
TOTAL COMMON STOCKS (COST: $10,451,944)		$12,935,649

SHORT-TERM SECURITIES(4.0%)
Wells Fargo Treasury Plus Money Market		$124,089
Wells Fargo Cash Investment Money Market		420,000
TOTAL SHORT-TERM SECURITIES (COST: $544,089)		$544,089

TOTAL INVESTMENTS IN SECURITIES (COST: $10,996,033)		$13,479,738
OTHER ASSETS LESS LIABILITIES		(23,652)

NET ASSETS		$13,456,086

ADR – American Depository Receipt

*Non-income producing

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003
Statement of Assets and Liabilities   December 31, 2003

ASSETS
Investments in securities, at value (cost: $10,996,033)	$13,479,738
Cash	201
Accrued dividends receivable	1,296
Accrued interest receivable	178
Prepaid expenses	14,556
Receivable for fund shares sold	150

Total Assets	$13,496,119

LIABILITIES
Accrued expenses	$29,978
Payable for fund shares redeemed	10,055

Total Liabilities	$40,033

NET ASSETS	$13,456,086

Net assets are represented by:
Paid in capital	$54,759,055
Accumulated undistributed net realized gain (loss) on investments	(43,786,674)
Unrealized appreciation on investments	2,483,705
Total amount representing net assets applicable to
1,833,735 outstanding shares of no par common stock
(unlimited shares authorized)	$13,456,086

Net asset value per share	$7.34

Statement of Operations  For the nine months ended December 31, 2003

INVESTMENT INCOME
Interest	$1,649
Dividends	17,209
Total Investment Income	$18,858

EXPENSES
Investment advisory fees	$109,567
12b-1 fees	45,575
Transfer agent fees	87,849
Accounting service fees	26,326
Administrative service fees	18,230
Custodian fees	2,174
Professional fees	25,972
Trustees fees	3,085
Transfer agent out-of-pockets	4,475
Reports to shareholders	108,751
Insurance expense	7,187
License, fees, and registrations	43,356
Bisys service fees	3,283
Total Expenses	$485,830
Less expenses waived or absorbed by the Fund’s manager	(44,352)
Total Net Expenses	$441,478

NET INVESTMENT INCOME (LOSS)	$(422,620)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Investment transactions	$314,348
Net change in unrealized appreciation (depreciation) of:
Investments	5,192,327
Net Realized and Unrealized Gain (Loss) on Investments	$5,506,675
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,084,055

The accompanying notes are an integral part of these financial statements.

Financial Statements  December 31, 2003

Statement of Changes in Net Assets
For the period April 1, 2003, thru December 31, 2003, and the year ended March 31, 2003

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)	$(422,620)	$(425,224)
Net realized gain (loss) on investment transactions	314,348	(2,881,784)
Net change in unrealized appreciation (depreciation) on investments	5,192,327	(3,441,711)
Net Increase (Decrease) in Net Assets Resulting From Operations	$5,084,055	$(6,748,719)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income	$0	$0
Distributions from net realized gain on investment transactions	0	0
Total Dividends and Distributions	$0	$0

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares	$191,283	$1,998,223
Proceeds from reinvested dividends	0	0
Cost of shares redeemed	(1,266,663)	(2,564,792)
Net Increase (Decrease) in Net Assets Resulting From Capital Share Transactions	$(1,075,380)	$(566,569)

TOTAL INCREASE (DECREASE) IN NET ASSETS	$4,008,675	$(7,315,288)

NET ASSETS, BEGINNING OF PERIOD	9,447,411	16,762,699
NET ASSETS, END OF PERIOD	$13,456,086	$9,447,411
Undistributed Net Investment Income (Loss)	$0	$0

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements  December 31, 2003

Note 1.                 ORGANIZATION

The Integrity Technology Fund (the “Fund”) is an investment portfolio of The Integrity Funds (the “Trust”) registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company.  The Trust may offer multiple portfolios; currently six portfolios are offered.  On September 19, 2003,the Integrity Technology Fund became a series of The Integrity Funds Trust.  Prior to this the Fund was a part of the Willamette Funds Group.  The Willamette Funds were organized as a Delaware statutory trust on January 17, 2001 and were registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each of the Funds is also the successor to a fund of the same name that was a series of another registered investment company, The Coventry Group. On March 16, 2001, the shareholders of each of the predecessor funds approved their reorganization into The Willamette Funds, effective April 1, 2001.  The Willamette Funds offered four managed investment portfolios and were authorized to issue an unlimited number of shares.  The accompanying financial statements and financial highlights are those of the Integrity Technology Fund.  The Fund seeks long-term growth of capital appreciation.

Shares of the Fund are offered at net asset value plus a maximum sales charge of 5.75% and a distribution fee of up to 0.50% on an annual basis.

Note 2.                 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Investment security valuation – Assets for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current bid price; (b) each unlisted security is valued at the last current bid price obtained from the National Association of Securities Dealers Automated Quotation System.  All of these prices are obtained by the Administrator from services, which collect and disseminate such market prices. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.  In the absence of an ascertainable market value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees.

Redemption fees – In the case of investments of $1 million or more, a 1.00% redemption fee will be assessed on shares redeemed within 12 months of purchase (excluding shares purchased with reinvested dividends and/or distributions).

Federal and state income taxes – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code (the “Code”) and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes.

During the fiscal year ended December 31, 2003, there were no distributions paid.

As of December 31, 2003 the components of accumulated earnings/(deficit) on a tax basis was as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation/(Depreciation)	Total Accumulated Earnings/(Deficit)
$ 0	$ 0	$ 0	$ (43,782,821)	$ 2,479,852	$ (41,302,969)

As of December 31, 2003, the Fund had net capital loss carryforwards, which are available to offset future realized capital gains.  The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to: tax deferral of losses on wash sales.

Year	Unexpired Capital Losses
2008	11,939,222
2009	24,860,489
2010	6,063,295
2011	919,815

For the year ended December 31, 2003, the fund did not make any permanent reclassifications to reflect tax character.  Reclassifications to paid-in capital relate primarily to expiring capital loss carryforwards.

Net capital losses incurred after October 31, and within the tax year are deemed to arise on the first business day of the Funds’ next taxable year.  For the year ended December 31, 2003, the Fund deferred to January 1, 2004 post October capital losses, post October currency losses and post October passive foreign investment company losses of $0.

Distributions to shareholders – Dividends from net investment income, declared yearly and paid yearly, are reinvested in additional shares of the Fund at net asset value or paid in cash.  Capital gains, when available, are distributed along with the net investment income dividend at the end of the calendar year.

Other – Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America.  These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital.  Temporary book and tax basis differences will reverse in a subsequent period.

In 2003, the Fund has elected to change its financial reporting and tax year ends to December 31 from March 31.

Futures contracts – The Fund may purchase and sell financial futures contracts to hedge against changes in the values of equity securities the Fund owns or expects to purchase.

A futures contract is an agreement between two parties to buy or sell units of a particular index at a set price on a future date.  Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum “initial margin” requirement of the futures exchange on which the contract is traded.  Subsequent payments (“variation margin”) are made or received by the Fund, dependent on the fluctuations in the value of the underlying index.  Daily fluctuations in value are recorded for financial reporting purposes as unrealized gains or losses by the fund.  When entering into a closing transaction, the Fund will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contracts sold and the futures contracts to buy.  Unrealized appreciation (depreciation) related to open futures contracts is required to be treated as realized gain (loss) for federal income tax purposes.

Certain risks may arise upon entering into futures contracts.  These risks may include changes in the value of the futures contracts that may not directly correlate with changes in the value of the underlying securities.

Use of estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

Reclassifications – Certain prior year amounts have been reclassified to conform to the current year presentation.

Note 3.                 CAPITAL SHARE TRANSACTIONS

As of December 31, 2003, there were unlimited shares of no par authorized; 1,833,735 and 2,007,250 shares were outstanding at December 31, 2003, and March 31, 2003, respectively.

Transactions in capital shares were as follows:

	Shares
	For The Period From April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003
Shares sold	29,097	379,912
Shares issued on reinvestment of dividends	0	0
Shares redeemed	(202,612)	(468,132)
Net increase (decrease)	(173,515)	(88,220)

Note 4.                ACQUISITION OF FUND

The Willamette Funds held a special meeting of shareholders of the Value Fund, Small Cap Growth Fund, Global Health Sciences Fund and Technology Fund (the “Funds”), at [the office of the Funds, 3435 Stelzer Road, Columbus, Ohio 43219], on August 29, 2003, at 11:00 a.m., Eastern Time, as adjourned from time to time (the “Meeting”), for the purposes listed:  to approve a new investment advisory agreement with Integrity Money Management, Inc.; and to consider and act upon any other business as may properly come before the Meeting. After careful consideration, the Trustees of the Willamette Funds unanimously approved each of the proposals and recommended that shareholders vote “FOR” the proposals.  The Willamette Funds Board of Trustees fixed the close of business on June 20, 2003, as the record date for determining shareholders entitled to notice of and to vote at the Meeting.  Each share of a Fund was entitled to one vote for each dollar invested with respect to each proposal.  The Investment Advisory Agreement of the Value Fund, Small Cap Growth Fund, Technology Fund and Global Health Sciences Fund were approved by the shareholders on August 29, 2003.  The reorganization was accomplished by a tax-free exchange of 1,881,281 shares of Integrity Technology Fund for the 1,881,281 shares of Willamette Technology Fund on September 19, 2003.  Willamette Technology Funds net assets of $13,230,730 on September 19, 2003, including $2,222,780 of unrealized appreciation, were reorganized into the Integrity Technology Fund.

Note 5.                INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Integrity Money Management, Inc., the Fund’s investment adviser; Integrity Funds Distributor, Inc., the Fund’s underwriter; and Integrity Fund Services, Inc., the Fund’s transfer, accounting, and administrative services agent; are subsidiaries of Integrity Mutual Funds, Inc., the Fund’s sponsor.

The Fund has engaged Integrity Money Management, Inc. to provide investment advisory and management services to the Fund.  The Investment Advisory Agreement provides for fees to be computed at an annual rate of 1.20% of the Fund’s average daily net assets.  The Fund has recognized $65,215 of investment advisory fees after a partial waiver for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Money Management, Inc. of $5,330 at December 31, 2003, for investment advisory fees.  Certain officers and trustees of the Fund are also officers and trustees of the investment adviser.

Integrity Funds Distributor, Inc. serves as the principal underwriter for the Fund.  The Fund has adopted a distribution plan for each class of shares as allowed by Rule 12b-1 of the 1940 Act.  Distribution plans permit the Fund to reimburse its principal underwriter for costs related to selling shares of the Fund and for various other services.  These costs, which consist primarily of commissions and service fees to broker-dealers who sell shares of the Fund, are paid by shareholders through expenses called “Distribution Plan expenses.”  The Fund presently pays an annual distribution fee of up to 0.50% of the average daily net assets of the class.  Distribution Plan expenses are calculated daily and paid monthly.  The Fund has recognized $45,575 of distribution fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Funds Distributor, Inc. of $5,841 at December 31, 2003.

Integrity Fund Services, Inc. (the transfer agent) provides shareholder services for a fee of 0.25% of average net assets with a minimum of $2,000 per month plus reimbursement of out-of-pocket expenses.  An additional fee with a minimum of $500 per month will be charged for each additional share class.  The Fund has recognized $87,849 of transfer agency fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,921 at December 31, 2003, for transfer agency fees.  Integrity Fund Services, Inc. also acts as the Fund’s accounting services agent for a fee equal to the sum of a fixed fee of $2,000, and a variable fee equal to 0.05% of the Fund’s average daily net assets on an annual basis for the Fund’s first $50 million and at a lower rate on the average daily net assets in excess of $50 million, together with reimbursement of out-of-pocket expenses.  An additional accounting services fee of $500 per month will be charged by Integrity Fund Services, Inc. for each additional share class.  The Fund has recognized $26,326 of accounting service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,717 at December 31, 2003, for accounting service fees.  Integrity Fund Services, Inc. also acts as the Fund’s administrative services agent for a fee equal to the rate of 0.20% of average daily net assets with a minimum of $2,000 per month plus out-of-pocket expenses.  The Fund will pay an additional minimum fee of $500 per month for each additional share class.  The Fund has recognized $18,230 of administrative service fees for the nine months ended December 31, 2003.  The Fund has a payable to Integrity Fund Services, Inc. of $2,337 at December 31, 2003, for administrative service fees.

Note 6.                 INVESTMENT SECURITY TRANSACTIONS

The cost of purchases and proceeds from the sale of investment securities (excluding short-term securities) aggregated $9,066,612 and $11,058,242, respectively, for the nine months ended December 31, 2003.

Note 7.                 INVESTMENT IN SECURITIES

At December 31, 2003, the aggregate cost of securities for federal income tax purposes was substantially the same for financial reporting purposes at $10,996,033. The net unrealized appreciation of investments based on the cost was $2,483,705, which is comprised of $3,119,904 aggregate gross unrealized appreciation and $636,199 aggregate gross unrealized depreciation.

Note 8.                INVESTMENT RISKS

Risks of Technology Related Companies – Because the Technology Fund invests primarily in stocks of technology-related companies, it is particularly susceptible to risks associated with these companies.  The Technology Fund’s performance will depend on the performance of securities of issuers in technology-related industries, which may differ from general stock market performance.  The products and services of technology-related companies may become rapidly obsolete due to technological advances, competing technologies or price competition.  In addition, government regulation may have a material effect on the demand for products and services of these companies, and new or amended regulations can adversely affect these companies or the market value of their securities.  Finally, lawsuits or legal proceedings against these companies can adversely affect the value of their securities.

Financial Highlights  December 31, 2003

Selected per share data and ratios for the period indicated

	For The Period April 1, 2003 Thru December 31, 2003	For The Year Ended March 31, 2003	For The Year Ended March 31, 2002*	For The Year Ended March 31, 2001*	For The Period Since Inception (March 2, 2000) Thru March 31, 2000*
NET ASSET VALUE, BEGINNING OF PERIOD	$4.71	$8.00	$10.22	$44.75	$50.00

Income from Investment Operations:
Net investment income (loss)	$(.23)	$(0.21)	$(0.22)	$(0.56)	$(0.05)
Net realized and unrealized gain (loss) on investment transactions	2.86	(3.08)	(2.00)	(33.95)	(5.20)
Total Income (Loss) From Investment Operations	$2.63	$(3.29)	$(2.22)	$(34.51)	$(5.25)

Less Distributions:
Dividends from net investment income	$0.00	$0.00	$0.00	$0.00	$0.00
Distributions from net realized gains	0.00	0.00	0.00	(0.02)	0.00
Total Distributions	$0.00	$0.00	$0.00	$(0.02)	$0.00

NET ASSET VALUE, END OF PERIOD	$7.34	$4.71	$8.00	$10.22	$44.75

Total Returns	55.84%(A)(D)	(41.13%)(A)	(21.72%)(A)	(77.19%)(A)	(10.50%)(A)(D)

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in thousands)	$13,456	$9,447	$16,763	$12,671	$32,719
Ratio of net expenses (after expense assumption) to average net assets	4.85%(B)(C)	4.12%(B)	3.26%(B)	2.84%(B)	2.77%(B)(C)
Ratio of net investment income to average net assets	(4.64%)(C)	(3.93%)	(3.01%)	(2.48%)	(1.51%)(C)
Portfolio turnover rate	77.40%	116.42%	360.05%	199.34%	11.14%

  *                Adjusted for a 1:5 reverse split on April 13, 2001

(A)          Excludes maximum sales charges of 5.75%.

(B)           During the period since March 31, 2003, Integrity Mutual Funds, Inc. and Willamette Asset Managers assumed/waived expenses of $44,352.  If the expenses had not been assumed/waived, the annualized ratio of total expenses to average net assets would have been 5.34%.  During the periods prior to March 31, 2003, Willamette Asset Managers and The Coventry Group assumed/waived expenses of $54,037, $63,109, $0, and $5,633, respectively.  If the expenses had not been assumed/waived, the annualized ratios of total expenses to average net assets would have been 4.62%, 3.68%, 2.84%, and 2.97%, respectively.

(C)           Ratio is annualized.

(D)          Ratio is not annualized.

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions.

The accompanying notes are an integral part of these financial statements.

INDEPENDENT AUDITOR’S REPORT

To the Shareholders and Board of Trustees of The Integrity Technology Fund

We have audited the accompanying statement of assets and liabilities of The Integrity Technology Fund, (the Fund), including the schedule of investments, as of December 31, 2003, the related statement of operations, the statement of changes in net assets, and the financial highlights for the nine month period then ended. These financial statements and financial highlights are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.  The statement of changes in net assets for the year ended March 31, 2003, and the financial highlights for each of the three years in the period ended March 31, 2003 and the period since inception (March 2, 2000) thru March 31, 2000, were audited by other auditors whose report dated May 22, 2003, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Integrity Technology Fund, as of December 31, 2003, the results of its operations, the changes in its net assets, and the financial highlights for the nine month period then ended, in conformity with accounting principles generally accepted in the United States of America.

BRADY, MARTZ & ASSOCIATES, P.C.

Minot, North Dakota  USA

February 17, 2004

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

NOT APPLICABLE

(d)    If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      NOT APPLICABLE.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

NOT APPLICABLE.

(f) The registrant must:

See item 10(a) regarding the filing of the Code of Ethics for Principal Executive and Principal Financial Officers of The Integrity Funds and Integrity Mutual Funds, Inc.

Item 3. Audit Committee Financial Expert.

(a) (1) Integrity Mutual Fund’s board of directors has determined that there is one audit committee financial expert serving on its audit committee.

(2) Lynn Aas is the audit committee financial expert and is considered “independent.” In order to be considered “independent”, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

(3) If the registrant provides the disclosure required by paragraph (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

Item 4. Principal Accountant Fees and Services.

(a)    Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

                                                    Audit Fees

2002           Not Applicable (do to Reorganization of the Funds in 2003)

2003                                             $31,400.00

(b)    Disclose, under the caption Audit-Related Fees, the aggregate fees billed fin each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                  Audit-Related Fees

2002          Not Applicable (do to Reorganization of the Funds in 2003)

2003                                             $3,900.00

(c)    Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

                                                     Tax Fees

2002          Not Applicable (do to Reorganization of the Funds in 2003)

2003                                             $4,800.00

(d)    Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than services reported in paragraphs (a) through (c) of this Item.  Registrants shall describe the nature of the services comprising the fees disclosed under this category.

None

      (e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Before the accountant is engaged by the registered investment company or its affiliates to render audit or non-audit services, the engagement is approved by the investment company’s audit committees.

      (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

All of the services described in paragraphs (b) through (d) of item 4 were approved by the audit committee.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

All services performed on the engagement to audit the registrant’s financial statements for the most recent fiscal year end were performed by the principal accountant’s full-time, permanent employee.

      (g) Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

None

      (h) Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable

Items 5. Not applicable

Items 6. Reserved

Item 7. Not applicable

Item 8. Reserved

Item 9. Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10. Exhibits.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Integrity Funds

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Integrity Funds

BY: Robert E. Walstad

ROBERT E. WALSTAD

CHIEF EXECUTIVE OFFICER

Date: February 23, 2004